UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02383

AB BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2023

Date of reporting period: September 30, 2023

ITEM 1. REPORTS TO STOCKHOLDERS.

SEP 09.30.23

ANNUAL REPORT

AB SHORT DURATION HIGH YIELD PORTFOLIO

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We’re pleased to provide this report for the AB Short Duration High Yield Portfolio (the “Fund”). Please review the discussion of Fund performance, the market conditions during the reporting period and the Fund’s investment strategy.

At AB, we’re striving to help our clients achieve better outcomes by:

+	Fostering diverse perspectives that give us a distinctive approach to navigating global capital markets

+	Applying differentiated investment insights through a connected global research network

+	Embracing innovation to design better ways to invest and leading-edge mutual-fund solutions

Whether you’re an individual investor or a multibillion-dollar institution, we’re putting our knowledge and experience to work for you every day.

For more information about AB’s comprehensive range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in AB mutual funds—and for placing your trust in our firm.

Sincerely,

Onur Erzan

President and Chief Executive Officer, AB Mutual Funds

abfunds.com	AB SHORT DURATION HIGH YIELD PORTFOLIO | 1

ANNUAL REPORT

November 6, 2023

This report provides management’s discussion of fund performance for the AB Short Duration High Yield Portfolio for the annual reporting period ended September 30, 2023. Prior to July 5, 2023, the Fund was named AB Limited Duration High Income Portfolio.

At meetings held on October 31 – November 2, 2023, the Board of Directors of AB Bond Fund, Inc. (the “Board”) approved the reorganization of the Fund into a newly-created exchange-traded fund (“ETF”) (the “Conversion”), which will be managed by AllianceBernstein L.P. (the “Adviser”). Pursuant to an Agreement and Plan of Acquisition and Termination (the “Plan”), the Fund will be converted into an ETF (the “Acquiring Portfolio”), a newly-created series of AB Active ETFs, Inc., with an identical investment objective, and identical fundamental investment policies and investment strategies as the Fund. The closing date of the Conversion is expected to occur on or about June 7, 2024.

In connection with the Conversion, the assets and liabilities of the Fund will be transferred to the Acquiring Portfolio, and stockholders of the Fund will receive shares of the Acquiring Portfolio, equal in aggregate net asset value (“NAV”) to the NAV of their shares of the Fund (less cash corresponding to any fractional share amount). In connection with the Conversion, Class A and Class C shares of the Portfolio will be automatically converted into Advisor Class shares. This share class consolidation will occur in March 2024 or another date selected by the Adviser prior to the closing date, without the imposition of any sales load, fee or other charge. For additional information, please see the prospectus supplement dated November 3, 2023. In addition, stockholders of the Fund will receive a combined information statement/prospectus describing the Conversion and the Acquiring Portfolio, and summarizing the Board’s considerations in approving the Conversion.

The Fund’s investment objective is to seek the highest level of income that is available without assuming what the Adviser considers to be undue risk to principal.

NAV RETURNS AS OF SEPTEMBER 30, 2023 (unaudited)

	6 Months	12 Months

AB SHORT DURATION HIGH YIELD PORTFOLIO

Class A Shares	2.46%	9.63%

Class C Shares	2.07%	8.81%

Advisor Class Shares[1]	2.59%	10.04%

Primary Benchmark:[2] Bloomberg US High Yield 1-5 Year Cash Pay 2% Total Return Index	3.07%	10.13%

Bloomberg Global High Yield 1-5 Year Index (USD hedged)	3.30%	11.14%

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1

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

2

Effective July 5, 2023, the broad-based index used for comparison with the Fund’s performance has changed from the Bloomberg Global High Yield 1-5 Year Index (USD hedged) to the Bloomberg US High Yield 1-5 Year Cash Pay 2% Total Return Index because the Adviser believes the new index better reflects the Fund’s revised investment strategies.

INVESTMENT RESULTS

The table above shows the Fund’s performance compared with its benchmark, the Bloomberg US High Yield 1-5 Year Cash Pay 2% Total Return Index, for the six- and 12-month periods ended September 30, 2023. The table also includes the previous benchmark, the Bloomberg Global High Yield 1-5 Year Index (USD hedged).

During both periods, all share classes underperformed the benchmark, before sales charges. Over the 12-month period, industry allocation detracted most from performance, relative to the benchmark, primarily from exposure to US Treasuries. Underweights to sovereign bonds and energy, an overweight to technology and off-benchmark exposure to conventional mortgage-backed securities also detracted from performance. At the country allocation level, underweights to the eurozone and UK detracted, while an overweight to the US contributed. Security selection was the largest contributor, mainly from selections in automotive, retailers, telecommunications, consumer noncyclical, banking, technology and services that were offset by losses from selections in entertainment and energy. Yield-curve positioning in the US added to performance, from overweights to the five- and 10-year parts of the curve, which were greater than a loss from an underweight to the two-year part of the curve. At the currency level, short positions in euro and the British pound contributed.

During the six-month period, country allocation was the primary detractor, as underweights to the eurozone and UK detracted more than an overweight the US contributed. Industry allocation also detracted, mostly from underweights to sovereign bonds and energy, which were partially offset by gains from an underweight to real estate investment trusts (“REITs”), an overweight to media and off-benchmark exposure to collateralized loan obligations. Security selection contributed to performance, primarily from selections in REITs, technology and telecommunications that were offset by losses from selections in entertainment, retailers, media and basic. Yield-curve positioning was a minor contributor, and currency decisions did not impact performance during the period.

During both periods, the Fund used futures to manage and hedge duration risk and/or to take active yield-curve positioning. Currency forwards were used to hedge foreign currency exposure. Credit default swaps were used to effectively obtain high-yield credit/sector exposure. Written options were used to hedge against tail risk.

abfunds.com	AB SHORT DURATION HIGH YIELD PORTFOLIO | 3

MARKET REVIEW AND INVESTMENT STRATEGY

During the 12-month period ended September 30, 2023, fixed-income government bond market yields were extremely volatile in all major developed markets, falling in the first half of the period, then rising, particularly when the Fed adjusted its quarterly expectations of interest rates to be higher for longer. Other developed-market treasury yields rose in tandem. Government bond returns in aggregate were positive, as returns rose in Japan, Australia and the eurozone, and fell in the UK, Canada and the US. Most central banks raised interest rates significantly to combat inflation until the last reporting quarter. Overall, developed-market investment-grade corporate bonds significantly outperformed government bonds, including in the US and eurozone. High-yield corporate bonds advanced and materially outperformed government bonds—especially in the US and eurozone. Emerging-market local-currency sovereign bonds led risk asset returns, as the US dollar fell against most developed-market currencies and was mixed against emerging-market currencies. Emerging-market hard-currency sovereign and corporate bonds had strong relative positive returns, particularly among high-yield sovereigns and corporates.

The Fund’s Senior Investment Management Team (the “Team”) continues to utilize its high-quality strategy, which seeks attractive returns with less volatility than traditional high-yield approaches. The Team seeks to manage interest-rate risk by maintaining an average duration of less than four years. The Fund’s primary investments are high-yield corporate fixed-income securities from developed and emerging markets, particularly lower-rated, investment-grade and unrated-debt securities.

INVESTMENT POLICIES

Under normal market conditions, the Fund invests at least 80% of its net assets, including any borrowings for investment purposes, in debt securities that are rated below investment grade (commonly known as “junk bonds”), unrated securities considered by the Adviser to be of comparable quality, and related derivatives. Under normal circumstances, the Fund will maintain a dollar-weighted average duration of less than four years, although it may invest in individual fixed-income securities with durations in excess of four years.

The Fund may also invest in investment-grade fixed-income securities, high-yield securities of governments and government-related issuers, loan participations and assignments and, to a lesser extent, equity securities and derivatives related to these instruments. The Fund will not invest more than 10% of its net assets in securities rated at or below Caa1 by Moody’s Investors Service, CCC+ by S&P Global Ratings or CCC by Fitch Ratings or the equivalent by any nationally

(continued on next page)

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recognized statistical rating organization (“NRSRO”), at the time of purchase. (For the purpose of this 10% limit, the Fund will rely on the highest rating from any NRSRO, and the notional amount of derivatives related to these instruments will be counted.)

The Fund invests on a global basis, including securities of issuers in both developed- and emerging-market countries. The Fund may invest in securities denominated in foreign currencies, although it expects to use hedging instruments frequently to attempt to limit the currency exposure resulting from such investments.

The Fund expects to use derivatives, such as options, futures contracts, forwards and swaps, to a significant extent, subject to the limits of applicable law. Derivatives may provide more efficient and economical exposure to market segments than direct investments, and may also be a quicker and more efficient way to alter the Fund’s exposure. For example, the Fund may use credit default and interest rate swaps to gain exposure to the fixed-income markets. In determining when and to what extent to enter into derivative transactions, the Adviser considers factors such as the risks and returns of these investments relative to direct investments and the costs of such transactions. Derivatives such as options and forwards may also be used for hedging purposes, including to hedge against interest-rate, credit market and currency fluctuations.

abfunds.com	AB SHORT DURATION HIGH YIELD PORTFOLIO | 5

DISCLOSURES AND RISKS

Benchmark Disclosure

All benchmarks are unmanaged and do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Bloomberg US High Yield 1-5 Year Cash Pay 2% Total Return Index measures the performance of US dollar-denominated, high yield, fixed-rate corporate bonds with maturities of one to five years. The Bloomberg Global High Yield 1-5 Year Index represents the performance of non-investment grade fixed-income securities in the US, developed and emerging markets with more than one year and less than five years remaining until maturity, hedged to the US dollar. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s assets will fluctuate as the stock, bond, currency and commodity markets fluctuate. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market.

Interest-Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the recent end of a period of historically low rates and the effects of potential central bank monetary policy, and government fiscal policy, initiatives and resulting market reactions to those initiatives.

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer, guarantor or counterparty may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Below Investment-Grade Securities Risk: Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to

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DISCLOSURES AND RISKS (continued)

such factors as specific corporate developments and negative perceptions of the junk bond market generally and may be more difficult to trade than other types of securities.

Duration Risk: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Derivatives Risk: Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Foreign (Non-US) Risk: Investments in securities of non-US issuers may involve more risk than those of US issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Emerging-Market Risk: Investments in emerging-market countries may have more risk because the markets are less developed and less liquid and are subject to increased economic, political, regulatory and other uncertainties.

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Loan Participations and Assignments Risk: When the Fund purchases loan participations and assignments, it is subject to the credit risk associated with the underlying corporate borrower. In addition, the lack of a liquid secondary market for loan participations and assignments may have an adverse impact on the value of such investments and the Fund’s ability to dispose of particular assignments or participations when necessary to meet the Fund’s liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the borrower.

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DISCLOSURES AND RISKS (continued)

Illiquid Investments Risk: Illiquid investments risk exists when certain investments become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Fund shares. Illiquid investments risk may be higher in a rising interest-rate environment, when the value and liquidity of fixed-income securities generally decline.

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com.

All fees and expenses related to the operation of the Fund have been deducted. Net asset value (“NAV”) returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

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HISTORICAL PERFORMANCE

GROWTH OF A $10,000 INVESTMENT IN THE FUND (unaudited)

9/30/2013 TO 9/30/2023

This chart illustrates the total value of an assumed $10,000 investment in AB Short Duration High Yield Portfolio Class A shares (from 9/30/2013 to 9/30/2023) as compared with the performance of the Fund’s current and previous benchmarks. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains distributions.

abfunds.com	AB SHORT DURATION HIGH YIELD PORTFOLIO | 9

HISTORICAL PERFORMANCE (continued)

AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2023 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]

CLASS A SHARES			6.45%

1 Year	9.63%	4.95%

5 Years	2.08%	1.20%

10 Years	2.71%	2.26%

CLASS C SHARES			5.96%

1 Year	8.81%	7.81%

5 Years	1.31%	1.31%

10 Years[2]	1.95%	1.95%

ADVISOR CLASS SHARES[3]			6.98%

1 Year	10.04%	10.04%

5 Years	2.35%	2.35%

10 Years	2.98%	2.98%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.00%, 1.75% and 0.75% for Class A, Class C and Advisor Class shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limited the Fund’s total annual operating expense ratios (excluding acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs) to 0.95%, 1.70% and 0.70% for Class A, Class C and Advisor Class shares, respectively. These waivers/reimbursements may not be terminated before January 31, 2024. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended September 30, 2023.

2	Assumes conversion of Class C shares into Class A shares after eight years.

3

This share class is offered at NAV to eligible investors and the SEC returns are the same as the NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

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HISTORICAL PERFORMANCE (continued)

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

SEPTEMBER 30, 2023 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	4.95%

5 Years	1.20%

10 Years	2.26%

CLASS C SHARES

1 Year	7.81%

5 Years	1.31%

10 Years[1]	1.95%

ADVISOR CLASS SHARES[2]

1 Year	10.04%

5 Years	2.35%

10 Years	2.98%

1	Assumes conversion of Class C shares into Class A shares after eight years.

2

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

abfunds.com	AB SHORT DURATION HIGH YIELD PORTFOLIO | 11

EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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EXPENSE EXAMPLE (continued)

	Beginning Account Value April 1, 2023	Ending Account Value September 30, 2023	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,024.60	$4.82	0.95%
Hypothetical**	$1,000	$1,020.31	$4.81	0.95%
Class C
Actual	$1,000	$1,020.70	$8.61	1.70%
Hypothetical**	$1,000	$1,016.55	$8.59	1.70%
Advisor Class
Actual	$1,000	$1,025.90	$3.56	0.70%
Hypothetical**	$1,000	$1,021.56	$3.55	0.70%
Class R
Actual	$1,000	$1,025.50	$4.01	0.79%
Hypothetical**	$1,000	$1,021.11	$4.00	0.79%
Class K
Actual	$1,000	$1,025.50	$3.86	0.76%
Hypothetical**	$1,000	$1,021.26	$3.85	0.76%
Class I
Actual	$1,000	$1,025.90	$3.56	0.70%
Hypothetical**	$1,000	$1,021.56	$3.55	0.70%

*	Expenses are equal to the classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

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PORTFOLIO SUMMARY

September 30, 2023 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $519.2

1

The Fund’s security type breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

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PORTFOLIO SUMMARY (continued)

September 30, 2023 (unaudited)

1

The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.4% or less in the following: Angola, Australia, Bahrain, Chile, China, Czech Republic, Denmark, Egypt, Ghana, Guatemala, India, Indonesia, Ireland, Ivory Coast, Japan, Kazakhstan, Lebanon, Macau, Mexico, Nigeria, Norway, Oman, Panama, Peru, Romania, Senegal, Slovenia, South Africa, Switzerland, Trinidad & Tobago, Turkey, Ukraine and United Republic of Tanzania.

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PORTFOLIO OF INVESTMENTS

September 30, 2023

		Principal Amount (000)	U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 74.2%
Industrial – 67.4%
Basic – 5.0%
Arsenal AIC Parent LLC 8.00%, 10/01/2030(a)	U.S.$	416	$413,833
ASP Unifrax Holdings, Inc. 5.25%, 09/30/2028(a)		1,977	1,407,861
Cleveland-Cliffs, Inc. 6.75%, 03/15/2026(a)		294	293,383
Constellium SE 3.125%, 07/15/2029(a)	EUR	617	552,100
3.75%, 04/15/2029(a)	U.S.$	1,370	1,147,471
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125%, 06/15/2028(a)		2,718	2,446,417
Element Solutions, Inc. 3.875%, 09/01/2028(a)		2,651	2,287,203
FMG Resources (August 2006) Pty Ltd. 4.50%, 09/15/2027(a)		2,215	2,005,527
5.875%, 04/15/2030(a)		251	229,565
Hecla Mining Co. 7.25%, 02/15/2028		298	288,354
INEOS Quattro Finance 2 PLC 2.50%, 01/15/2026(a)	EUR	257	247,474
3.375%, 01/15/2026(a)	U.S.$	1,273	1,166,221
INEOS Styrolution Group GmbH 2.25%, 01/16/2027(a)	EUR	589	540,976
Ingevity Corp. 3.875%, 11/01/2028(a)	U.S.$	2,682	2,210,773
Olympus Water US Holding Corp. 3.875%, 10/01/2028(a)	EUR	100	88,367
7.125%, 10/01/2027(a)	U.S.$	453	420,810
Roller Bearing Co. of America, Inc. 4.375%, 10/15/2029(a)		521	450,858
SCIL IV LLC/SCIL USA Holdings LLC 4.375%, 11/01/2026(a)	EUR	187	183,544
5.375%, 11/01/2026(a)	U.S.$	2,889	2,639,130
8.10% (EURIBOR 3 Month + 4.38%), 11/01/2026(a)(b)	EUR	318	335,183
Sealed Air Corp./Sealed Air Corp. US 6.125%, 02/01/2028(a)	U.S.$	2,219	2,148,192
SNF Group SACA 3.125%, 03/15/2027(a)		862	760,249
Synthomer PLC 3.875%, 07/01/2025(a)	EUR	200	201,677

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PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

thyssenkrupp AG Series E 2.875%, 02/22/2024(a)	EUR	343	$359,630
WR Grace Holdings LLC 4.875%, 06/15/2027(a)	U.S.$	3,353	3,071,717

			25,896,515

Capital Goods – 7.2%
ARD Finance SA 5.00% (5.00% Cash or 5.75% PIK), 06/30/2027(a)(c)	EUR	251	196,689
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 3.25%, 09/01/2028(a)	U.S.$	1,449	1,207,785
4.00%, 09/01/2029(a)		750	586,748
6.00%, 06/15/2027(a)		324	311,166
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 2.125%, 08/15/2026(a)	EUR	200	187,624
4.125%, 08/15/2026(a)	U.S.$	3,288	3,004,180
5.25%, 08/15/2027(a)		521	434,451
Ball Corp. 2.875%, 08/15/2030		1,153	913,453
5.25%, 07/01/2025		500	489,875
6.00%, 06/15/2029		1,032	1,003,620
Bombardier, Inc. 6.00%, 02/15/2028(a)		599	542,748
7.50%, 02/01/2029(a)		196	186,037
7.875%, 04/15/2027(a)		788	768,757
Chart Industries, Inc. 7.50%, 01/01/2030(a)		1,050	1,055,387
Clean Harbors, Inc. 4.875%, 07/15/2027(a)		1,896	1,783,207
Covanta Holding Corp. 4.875%, 12/01/2029(a)		542	444,781
Crown Americas LLC 5.25%, 04/01/2030		1,286	1,188,573
Eco Material Technologies, Inc. 7.875%, 01/31/2027(a)		1,265	1,208,214
Emerald Debt Merger Sub LLC 6.625%, 12/15/2030(a)		264	254,797
Gates Global LLC/Gates Corp. 6.25%, 01/15/2026(a)		1,143	1,115,294
GFL Environmental, Inc. 3.50%, 09/01/2028(a)		269	231,415
3.75%, 08/01/2025(a)		1,591	1,510,607
4.00%, 08/01/2028(a)		489	427,274
5.125%, 12/15/2026(a)		64	60,959

abfunds.com	AB SHORT DURATION HIGH YIELD PORTFOLIO | 17

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Griffon Corp. 5.75%, 03/01/2028	U.S.$	1,551	$1,407,067
LSB Industries, Inc. 6.25%, 10/15/2028(a)(d)		1,717	1,557,044
Moog, Inc. 4.25%, 12/15/2027(a)		1,500	1,354,245
Paprec Holding SA 3.50%, 07/01/2028(a)	EUR	260	245,681
Renk AG/Frankfurt am Main 5.75%, 07/15/2025(a)		931	976,150
Rolls-Royce PLC 3.625%, 10/14/2025(a)	U.S.$	1,725	1,629,004
Silgan Holdings, Inc. 2.25%, 06/01/2028	EUR	412	370,114
4.125%, 02/01/2028	U.S.$	1,510	1,351,994
Stericycle, Inc. 3.875%, 01/15/2029(a)		1,763	1,520,006
TK Elevator Midco GmbH 4.375%, 07/15/2027(a)	EUR	180	172,329
TK Elevator US Newco, Inc. 5.25%, 07/15/2027(a)	U.S.$	2,410	2,215,826
TransDigm, Inc. 5.50%, 11/15/2027		1,544	1,449,075
6.75%, 08/15/2028(a)		508	500,670
6.875%, 12/15/2030(a)		485	475,261
Trinity Industries, Inc. 7.75%, 07/15/2028(a)		791	795,572
Triumph Group, Inc. 9.00%, 03/15/2028(a)		896	885,812
Trivium Packaging Finance BV 3.75%, 08/15/2026(a)	EUR	440	429,491
5.50%, 08/15/2026(a)	U.S.$	232	216,681
WESCO Distribution, Inc. 7.125%, 06/15/2025(a)		262	262,749
7.25%, 06/15/2028(a)		500	503,435

			37,431,847

Communications - Media – 7.7%
Altice Financing SA 2.25%, 01/15/2025(a)	EUR	106	110,171
5.00%, 01/15/2028(a)	U.S.$	1,789	1,525,158
AMC Networks, Inc. 4.25%, 02/15/2029		1,228	765,228
4.75%, 08/01/2025		791	729,413
5.00%, 04/01/2024		284	279,357
Banijay Entertainment SASU 7.00%, 05/01/2029(a)	EUR	442	463,379
8.125%, 05/01/2029(a)	U.S.$	734	728,796

18 | AB SHORT DURATION HIGH YIELD PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 08/15/2030(a)	U.S.$	274	$224,746
4.75%, 03/01/2030(a)		545	458,345
5.125%, 05/01/2027(a)		2,095	1,951,241
6.375%, 09/01/2029(a)		1,456	1,355,390
Clear Channel Outdoor Holdings, Inc. 5.125%, 08/15/2027(a)		1,987	1,766,224
CSC Holdings LLC 5.375%, 02/01/2028(a)		2,755	2,247,942
5.50%, 04/15/2027(a)		501	429,382
DISH DBS Corp. 5.25%, 12/01/2026(a)		2,364	2,008,951
5.75%, 12/01/2028(a)		754	579,449
Gray Television, Inc. 7.00%, 05/15/2027(a)		969	831,286
iHeartCommunications, Inc. 5.25%, 08/15/2027(a)		1,673	1,326,723
6.375%, 05/01/2026		1,048	903,942
LCPR Senior Secured Financing DAC 5.125%, 07/15/2029(a)		1,424	1,151,689
6.75%, 10/15/2027(a)		2,012	1,847,056
McGraw-Hill Education, Inc. 5.75%, 08/01/2028(a)		2,726	2,365,895
Outfront Media Capital LLC/Outfront Media Capital Corp. 4.25%, 01/15/2029(a)		2,027	1,605,810
Radiate Holdco LLC/Radiate Finance, Inc. 4.50%, 09/15/2026(a)		787	596,428
Scripps Escrow II, Inc. 3.875%, 01/15/2029(a)		1,348	1,014,451
Sinclair Television Group, Inc. 5.50%, 03/01/2030(a)		210	112,671
Sirius XM Radio, Inc. 3.125%, 09/01/2026(a)		1,184	1,057,715
4.00%, 07/15/2028(a)		2,038	1,739,637
5.00%, 08/01/2027(a)		230	210,068
Summer BC Bidco B LLC 5.50%, 10/31/2026(a)		350	315,872
TEGNA, Inc. 4.625%, 03/15/2028		263	227,527
5.00%, 09/15/2029		523	439,184
Univision Communications, Inc. 4.50%, 05/01/2029(a)		1,471	1,197,129
5.125%, 02/15/2025(a)		251	244,823
6.625%, 06/01/2027(a)		1,209	1,124,817

abfunds.com	AB SHORT DURATION HIGH YIELD PORTFOLIO | 19

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Urban One, Inc. 7.375%, 02/01/2028(a)	U.S.$	608	$521,530
Virgin Media Finance PLC 3.75%, 07/15/2030(a)	EUR	210	176,532
Virgin Media Secured Finance PLC 5.00%, 04/15/2027(a)	GBP	200	226,394
5.50%, 05/15/2029(a)	U.S.$	1,000	891,950
Virgin Media Vendor Financing Notes IV DAC 5.00%, 07/15/2028(a)		2,217	1,912,761
Ziggo BV 4.875%, 01/15/2030(a)		2,755	2,246,537

			39,911,599

Communications - Telecommunications – 1.7%
Altice France SA/France 5.125%, 07/15/2029(a)		967	687,469
5.50%, 01/15/2028(a)		489	373,845
5.50%, 10/15/2029(a)		702	505,286
8.125%, 02/01/2027(a)		588	518,545
Connect Finco SARL/Connect US Finco LLC 6.75%, 10/01/2026(a)		2,291	2,140,619
Level 3 Financing, Inc. 3.625%, 01/15/2029(a)		543	304,080
4.25%, 07/01/2028(a)		22	13,747
4.625%, 09/15/2027(a)		132	95,040
Lorca Telecom Bondco SA 4.00%, 09/18/2027(a)	EUR	1,164	1,143,338
Nexstar Media, Inc. 5.625%, 07/15/2027(a)	U.S.$	1,318	1,173,257
Telecom Italia SpA/Milano 5.303%, 05/30/2024(a)		997	979,463
United Group BV 3.625%, 02/15/2028(a)	EUR	147	129,292
4.625%, 08/15/2028(a)		154	138,410
8.60% (EURIBOR 3 Month + 4.88%), 02/01/2029(a)(b)		317	330,882

			8,533,273

Consumer Cyclical - Automotive – 2.8%
Allison Transmission, Inc. 3.75%, 01/30/2031(a)	U.S.$	585	472,932
4.75%, 10/01/2027(a)		197	181,709
5.875%, 06/01/2029(a)		1,728	1,628,484
American Axle & Manufacturing, Inc. 6.50%, 04/01/2027		49	46,520
Clarios Global LP/Clarios US Finance Co. 4.375%, 05/15/2026(a)	EUR	430	436,592

20 | AB SHORT DURATION HIGH YIELD PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Dana, Inc. 4.25%, 09/01/2030	U.S.$	578	$463,689
Goodyear Tire & Rubber Co. (The) 5.00%, 07/15/2029		1,669	1,440,664
IHO Verwaltungs GmbH 4.75% (4.75% Cash or 5.50% PIK), 09/15/2026(a)(c)		750	692,505
6.00% (6.00% Cash or 6.75% PIK), 05/15/2027(a)(c)		1,324	1,240,596
6.375% (6.375% Cash or 7.125% PIK), 05/15/2029(a)(c)		662	600,811
8.75% (8.75% Cash or 9.50% PIK), 05/15/2028(a)(c)	EUR	377	411,894
Jaguar Land Rover Automotive PLC 4.50%, 10/01/2027(a)	U.S.$	1,667	1,444,672
5.50%, 07/15/2029(a)		1,075	918,760
6.875%, 11/15/2026(a)	EUR	478	508,600
7.75%, 10/15/2025(a)	U.S.$	293	294,014
PM General Purchaser LLC 9.50%, 10/01/2028(a)		148	137,476
Tenneco, Inc. 8.00%, 11/17/2028(a)		1,422	1,156,470
ZF Europe Finance BV 2.00%, 02/23/2026(a)(d)	EUR	300	290,250
ZF Finance GmbH Series E 3.00%, 09/21/2025(a)		200	201,740
ZF North America Capital, Inc. 4.75%, 04/29/2025(a)	U.S.$	1,568	1,508,886
6.875%, 04/14/2028(a)		234	229,098
7.125%, 04/14/2030(a)		234	229,460

			14,535,822

Consumer Cyclical - Entertainment – 4.0%
Boyne USA, Inc. 4.75%, 05/15/2029(a)		1,605	1,401,919
Carnival Corp. 4.00%, 08/01/2028(a)		2,283	1,976,051
5.75%, 03/01/2027(a)		246	222,517
7.00%, 08/15/2029(a)		1,196	1,180,081
7.625%, 03/01/2026(a)	EUR	182	189,458
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.375%, 04/15/2027	U.S.$	2,065	1,935,421
5.50%, 05/01/2025(a)		1,294	1,267,952

abfunds.com	AB SHORT DURATION HIGH YIELD PORTFOLIO | 21

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

CPUK Finance Ltd. 4.50%, 08/28/2027(a)	GBP	400	$421,618
Lindblad Expeditions LLC 6.75%, 02/15/2027(a)	U.S.$	396	370,711
Motion Bondco DAC 4.50%, 11/15/2027(a)	EUR	239	218,864
NCL Corp., Ltd. 3.625%, 12/15/2024(a)	U.S.$	891	852,705
5.875%, 02/15/2027(a)		956	907,980
8.375%, 02/01/2028(a)		540	547,852
Royal Caribbean Cruises Ltd. 5.375%, 07/15/2027(a)		299	276,288
5.50%, 08/31/2026(a)		244	230,260
5.50%, 04/01/2028(a)		526	482,431
7.25%, 01/15/2030(a)		143	141,737
8.25%, 01/15/2029(a)		442	457,775
9.25%, 01/15/2029(a)		378	398,575
11.50%, 06/01/2025(a)		131	138,276
SeaWorld Parks & Entertainment, Inc. 5.25%, 08/15/2029(a)		2,062	1,810,436
Six Flags Entertainment Corp. 5.50%, 04/15/2027(a)		776	718,498
Vail Resorts, Inc. 6.25%, 05/15/2025(a)		1,353	1,346,790
Viking Cruises Ltd. 5.875%, 09/15/2027(a)		132	120,375
Viking Ocean Cruises Ship VII Ltd. 5.625%, 02/15/2029(a)		227	207,376
VOC Escrow Ltd. 5.00%, 02/15/2028(a)		3,075	2,799,019

			20,620,965

Consumer Cyclical - Other – 5.1%
Adams Homes, Inc. 7.50%, 02/15/2025(a)		354	351,472
Brookfield Residential Properties, Inc./Brookfield Residential US LLC 6.25%, 09/15/2027(a)		545	490,516
Builders FirstSource, Inc. 5.00%, 03/01/2030(a)		1,258	1,120,589
Caesars Entertainment, Inc. 7.00%, 02/15/2030(a)		501	487,238
Castle UK Finco PLC 7.00%, 05/15/2029(a)	GBP	276	260,626
9.031% (EURIBOR 3 Month + 5.25%), 05/15/2028(a)(b)	EUR	194	177,101
Churchill Downs, Inc. 4.75%, 01/15/2028(a)	U.S.$	1,654	1,492,288

22 | AB SHORT DURATION HIGH YIELD PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Five Point Operating Co. LP/Five Point Capital Corp. 7.875%, 11/15/2025(a)	U.S.$	1,125	$1,061,212
Forestar Group, Inc. 3.85%, 05/15/2026(a)		464	422,806
Hilton Domestic Operating Co., Inc. 3.75%, 05/01/2029(a)		2,077	1,794,632
4.875%, 01/15/2030		526	478,518
5.375%, 05/01/2025(a)		105	103,134
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc 4.875%, 07/01/2031(a)		35	28,518
5.00%, 06/01/2029(a)		3,122	2,711,707
Marriott Ownership Resorts, Inc. 4.50%, 06/15/2029(a)		139	116,489
Mattamy Group Corp. 4.625%, 03/01/2030(a)		1,348	1,146,353
5.25%, 12/15/2027(a)		1,900	1,736,068
MGM Resorts International 4.75%, 10/15/2028		1,795	1,580,623
5.50%, 04/15/2027		267	249,028
Playtech PLC 4.25%, 03/07/2026(a)	EUR	130	132,819
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 02/15/2028	U.S.$	949	850,228
Standard Industries, Inc./NJ 4.75%, 01/15/2028(a)		522	470,828
5.00%, 02/15/2027(a)		263	244,251
Taylor Morrison Communities, Inc. 5.875%, 06/15/2027(a)		2,066	1,969,993
Travel + Leisure Co. 4.50%, 12/01/2029(a)		1,396	1,173,855
6.625%, 07/31/2026(a)		1,548	1,504,579
Wyndham Hotels & Resorts, Inc. 4.375%, 08/15/2028(a)		2,024	1,817,147
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 05/15/2027(a)		1,774	1,649,394
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 5.125%, 10/01/2029(a)		1,000	874,180

			26,496,192

Consumer Cyclical - Restaurants – 0.8%
1011778 BC ULC/New Red Finance, Inc. 3.50%, 02/15/2029(a)		1,208	1,035,123
3.875%, 01/15/2028(a)		1,011	907,787
4.375%, 01/15/2028(a)		539	485,720
5.75%, 04/15/2025(a)		452	448,597

abfunds.com	AB SHORT DURATION HIGH YIELD PORTFOLIO | 23

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Papa John’s International, Inc. 3.875%, 09/15/2029(a)	U.S.$	279	$230,119
Stonegate Pub Co. Financing 2019 PLC 8.00%, 07/13/2025(a)	GBP	112	127,620
Yum! Brands, Inc. 4.75%, 01/15/2030(a)	U.S.$	1,064	955,195

			4,190,161

Consumer Cyclical - Retailers – 4.1%
Asbury Automotive Group, Inc. 4.625%, 11/15/2029(a)		1,947	1,671,207
Bath & Body Works, Inc. 6.625%, 10/01/2030(a)		2,490	2,331,985
Beacon Roofing Supply, Inc. 6.50%, 08/01/2030(a)		1,163	1,128,191
eG Global Finance PLC 4.375%, 02/07/2025(a)	EUR	564	577,014
FirstCash, Inc. 4.625%, 09/01/2028(a)	U.S.$	542	480,331
5.625%, 01/01/2030(a)		2,000	1,796,260
Group 1 Automotive, Inc. 4.00%, 08/15/2028(a)		1,809	1,568,493
LCM Investments Holdings II LLC 8.25%, 08/01/2031(a)		684	665,621
Levi Strauss & Co. 3.50%, 03/01/2031(a)		1,186	943,783
Michaels Cos., Inc. (The) 5.25%, 05/01/2028(a)		1,531	1,222,565
Murphy Oil USA, Inc. 4.75%, 09/15/2029		519	467,910
Penske Automotive Group, Inc. 3.75%, 06/15/2029		1,041	875,387
PetSmart, Inc./PetSmart Finance Corp. 4.75%, 02/15/2028(a)		806	706,378
7.75%, 02/15/2029(a)		646	602,227
Sonic Automotive, Inc. 4.625%, 11/15/2029(a)		2,565	2,120,973
4.875%, 11/15/2031(a)		126	100,207
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.375%, 09/30/2026(a)		1,729	1,621,560
SRS Distribution, Inc. 4.625%, 07/01/2028(a)		1,259	1,088,783
Staples, Inc. 7.50%, 04/15/2026(a)		739	607,879
TPro Acquisition Corp. 11.00%, 10/15/2024(a)		177	177,004

24 | AB SHORT DURATION HIGH YIELD PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

William Carter Co. (The) 5.625%, 03/15/2027(a)	U.S.$	712	$684,937

			21,438,695

Consumer Non-Cyclical – 9.5%
AdaptHealth LLC 4.625%, 08/01/2029(a)		991	763,070
5.125%, 03/01/2030(a)		1,750	1,360,205
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 03/15/2029(a)		274	233,451
4.625%, 01/15/2027(a)		1,494	1,411,457
6.50%, 02/15/2028(a)		1,145	1,131,168
7.50%, 03/15/2026(a)		185	187,584
Bausch & Lomb Escrow Corp. 8.375%, 10/01/2028(a)		1,249	1,251,848
CAB SELAS 3.375%, 02/01/2028(a)	EUR	659	581,614
Catalent Pharma Solutions, Inc. 3.125%, 02/15/2029(a)	U.S.$	284	233,050
3.50%, 04/01/2030(a)		750	617,655
CD&R Smokey Buyer, Inc. 6.75%, 07/15/2025(a)		321	309,133
Cheplapharm Arzneimittel GmbH 3.50%, 02/11/2027(a)	EUR	106	102,008
CHS/Community Health Systems, Inc. 5.625%, 03/15/2027(a)	U.S.$	1,413	1,210,376
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC 6.625%, 07/15/2030(a)		857	837,255
DaVita, Inc. 4.625%, 06/01/2030(a)		2,850	2,338,767
Elanco Animal Health, Inc. 6.65%, 08/28/2028(d)		2,868	2,783,165
Embecta Corp. 5.00%, 02/15/2030(a)		2,669	2,099,862
Emergent BioSolutions, Inc. 3.875%, 08/15/2028(a)		1,030	432,312
Fortrea Holdings, Inc. 7.50%, 07/01/2030(a)		176	171,829
Grifols SA 3.875%, 10/15/2028(a)	EUR	481	431,285
4.75%, 10/15/2028(a)	U.S.$	1,929	1,648,986
Gruenenthal GmbH 4.125%, 05/15/2028(a)	EUR	907	883,295
Iceland Bondco PLC 9.254% (EURIBOR 3 Month + 5.50%), 12/15/2027(a)(b)		199	209,248

abfunds.com	AB SHORT DURATION HIGH YIELD PORTFOLIO | 25

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

10.875%, 12/15/2027(a)	GBP	118	$147,085
IQVIA, Inc. 1.75%, 03/15/2026(a)	EUR	798	784,965
6.50%, 05/15/2030(a)	U.S.$	212	208,142
Jazz Securities DAC 4.375%, 01/15/2029(a)		1,558	1,362,596
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. 7.00%, 12/31/2027(a)		469	404,503
Lamb Weston Holdings, Inc. 4.875%, 05/15/2028(a)		2,552	2,352,178
Legacy LifePoint Health LLC 4.375%, 02/15/2027(a)		2,062	1,773,361
Medline Borrower LP 3.875%, 04/01/2029(a)		1,460	1,233,612
5.25%, 10/01/2029(a)		1,700	1,469,616
ModivCare Escrow Issuer, Inc. 5.00%, 10/01/2029(a)		500	358,770
ModivCare, Inc. 5.875%, 11/15/2025(a)		860	817,946
Newell Brands, Inc. 5.20%, 04/01/2026(d)		1,226	1,155,272
6.375%, 09/15/2027		42	40,055
Option Care Health, Inc. 4.375%, 10/31/2029(a)		809	696,776
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.125%, 04/30/2028(a)		2,722	2,368,276
Performance Food Group, Inc. 4.25%, 08/01/2029(a)		273	235,782
5.50%, 10/15/2027(a)		1,011	956,174
Perrigo Finance Unlimited Co. 4.375%, 03/15/2026		1,887	1,764,855
4.65%, 06/15/2030(d)		524	447,119
Post Holdings, Inc. 4.625%, 04/15/2030(a)		1,310	1,122,054
5.50%, 12/15/2029(a)		900	815,616
5.75%, 03/01/2027(a)		183	175,702
Premier Foods Finance PLC 3.50%, 10/15/2026(a)	GBP	200	221,914
Primo Water Holdings, Inc. 4.375%, 04/30/2029(a)	U.S.$	2,583	2,207,845
Spectrum Brands, Inc. 3.875%, 03/15/2031(a)		582	471,705
Tenet Healthcare Corp. 4.25%, 06/01/2029		537	462,497
5.125%, 11/01/2027		1,910	1,776,854

26 | AB SHORT DURATION HIGH YIELD PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

US Acute Care Solutions LLC 6.375%, 03/01/2026(a)	U.S.$	1,981	$1,703,819
US Foods, Inc. 4.75%, 02/15/2029(a)		778	695,446

			49,459,158

Energy – 5.5%
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.625%, 12/15/2025(a)		653	655,175
Buckeye Partners LP 4.125%, 03/01/2025(a)		1,250	1,188,888
4.50%, 03/01/2028(a)		802	707,412
Callon Petroleum Co. 7.50%, 06/15/2030(a)		1,733	1,680,299
CITGO Petroleum Corp. 6.375%, 06/15/2026(a)		356	351,116
7.00%, 06/15/2025(a)		376	370,446
8.375%, 01/15/2029(a)		1,075	1,073,656
Civitas Resources, Inc. 5.00%, 10/15/2026(a)		908	851,550
8.375%, 07/01/2028(a)		1,414	1,438,589
CNX Resources Corp. 6.00%, 01/15/2029(a)		767	715,534
CQP Holdco LP/BIP-V Chinook Holdco LLC 5.50%, 06/15/2031(a)		540	478,478
Crescent Energy Finance LLC 7.25%, 05/01/2026(a)		942	923,226
9.25%, 02/15/2028(a)		1,059	1,081,175
Cullinan Holdco Scsp 4.625%, 10/15/2026(a)	EUR	190	146,645
EQM Midstream Partners LP 4.125%, 12/01/2026	U.S.$	1,828	1,691,266
5.50%, 07/15/2028		769	721,299
Genesis Energy LP/Genesis Energy Finance Corp. 7.75%, 02/01/2028		1,152	1,090,748
8.00%, 01/15/2027		938	904,316
Gulfport Energy Corp. 6.00%, 10/15/2024(e)(f)		400	252
8.00%, 05/17/2026(a)		64	64,152
Harbour Energy PLC 5.50%, 10/15/2026(a)		768	720,338
Hess Midstream Operations LP 4.25%, 02/15/2030(a)		271	229,589
5.125%, 06/15/2028(a)		1,026	944,802
5.625%, 02/15/2026(a)		195	188,388

abfunds.com	AB SHORT DURATION HIGH YIELD PORTFOLIO | 27

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Hilcorp Energy I LP/Hilcorp Finance Co. 6.25%, 11/01/2028(a)	U.S.$	1,502	$1,407,194
Howard Midstream Energy Partners LLC 8.875%, 07/15/2028(a)		701	707,596
ITT Holdings LLC 6.50%, 08/01/2029(a)		1,094	935,370
Nabors Industries Ltd. 7.25%, 01/15/2026(a)		271	261,016
Nabors Industries, Inc. 7.375%, 05/15/2027(a)		1,831	1,776,070
New Fortress Energy, Inc. 6.75%, 09/15/2025(a)		1,420	1,356,128
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 02/01/2026(a)		806	796,755
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 9.00%, 10/15/2026(a)(d)		745	715,930
Venture Global Calcasieu Pass LLC 4.125%, 08/15/2031(a)		556	456,343
Venture Global LNG, Inc. 8.125%, 06/01/2028(a)		2,029	2,009,258

			28,638,999

Other Industrial – 1.1%
American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(a)		2,676	2,371,819
Belden, Inc. 3.375%, 07/15/2031(a)	EUR	693	614,098
Ritchie Bros Holdings, Inc. 6.75%, 03/15/2028(a)	U.S.$	1,577	1,573,105
SIG PLC 5.25%, 11/30/2026(a)	EUR	958	845,169

			5,404,191

Services – 5.6%
ADT Security Corp. (The) 4.125%, 08/01/2029(a)	U.S.$	1,758	1,488,745
4.875%, 07/15/2032(a)		276	229,985
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.625%, 07/15/2026(a)		1,847	1,751,732
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 3.625%, 06/01/2028(a)	EUR	160	139,146
4.625%, 06/01/2028(a)	U.S.$	1,980	1,645,559
ANGI Group LLC 3.875%, 08/15/2028(a)		969	758,378

28 | AB SHORT DURATION HIGH YIELD PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

APCOA Parking Holdings GmbH 4.625%, 01/15/2027(a)	EUR	210	$201,696
APX Group, Inc. 5.75%, 07/15/2029(a)	U.S.$	500	421,845
6.75%, 02/15/2027(a)		2,075	1,998,578
Aramark Services, Inc. 5.00%, 04/01/2025(a)		506	497,778
5.00%, 02/01/2028(a)		1,840	1,699,902
Block, Inc. 2.75%, 06/01/2026		1,827	1,641,231
Cars.com, Inc. 6.375%, 11/01/2028(a)		1,545	1,404,791
Engineering - Ingegneria Informatica - SpA 5.875%, 09/30/2026(a)	EUR	1,450	1,374,039
Garda World Security Corp. 4.625%, 02/15/2027(a)	U.S.$	1,593	1,455,938
7.75%, 02/15/2028(a)		493	483,944
ION Trading Technologies SARL 5.75%, 05/15/2028(a)		556	483,809
Millennium Escrow Corp. 6.625%, 08/01/2026(a)		748	593,605
MPH Acquisition Holdings LLC 5.50%, 09/01/2028(a)		4,328	3,681,137
Neptune Bidco US, Inc. 9.29%, 04/15/2029(a)		1,156	1,047,694
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.375%, 08/31/2027(a)		178	155,832
5.25%, 04/15/2024(a)		466	463,362
5.75%, 04/15/2026(a)		921	894,328
6.25%, 01/15/2028(a)		2,467	2,284,467
Q-Park Holding I BV 2.00%, 03/01/2027(a)	EUR	221	201,301
Techem Verwaltungsgesellschaft 675 mbH 2.00%, 07/15/2025(a)		200	204,445
ZipRecruiter, Inc. 5.00%, 01/15/2030(a)	U.S.$	2,567	2,029,137

			29,232,404

Technology – 2.9%
Boxer Parent Co., Inc. 7.125%, 10/02/2025(a)		500	497,810
Clarivate Science Holdings Corp. 3.875%, 07/01/2028(a)		2,656	2,303,018
CommScope, Inc. 4.75%, 09/01/2029(a)		572	421,066
Gen Digital, Inc. 6.75%, 09/30/2027(a)		2,616	2,563,078

abfunds.com	AB SHORT DURATION HIGH YIELD PORTFOLIO | 29

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

GoTo Group, Inc. 5.50%, 09/01/2027(a)	U.S.$	789	$432,333
Imola Merger Corp. 4.75%, 05/15/2029(a)		750	656,483
NCR Corp. 5.00%, 10/01/2028(a)		538	481,671
5.125%, 04/15/2029(a)		882	777,818
5.75%, 09/01/2027(a)		319	321,453
Playtika Holding Corp. 4.25%, 03/15/2029(a)		1,250	1,046,575
Presidio Holdings, Inc. 4.875%, 02/01/2027(a)		2,171	2,006,568
Rackspace Technology Global, Inc. 3.50%, 02/15/2028(a)		1,378	644,932
Seagate HDD Cayman 4.091%, 06/01/2029		851	733,834
8.25%, 12/15/2029(a)		1,470	1,507,632
Veritas US, Inc./Veritas Bermuda Ltd. 7.50%, 09/01/2025(a)		646	540,444
Virtusa Corp. 7.125%, 12/15/2028(a)		269	217,263

			15,151,978

Transportation - Airlines – 2.0%
Air Canada 3.875%, 08/15/2026(a)		1,260	1,143,954
Allegiant Travel Co. 7.25%, 08/15/2027(a)		1,337	1,257,328
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2026(a)		2,368	2,315,780
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 5.75%, 01/20/2026(a)		2,634	2,370,921
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 09/20/2025(a)		1,904	1,902,511
United Airlines, Inc. 4.375%, 04/15/2026(a)		1,404	1,299,191

			10,289,685

Transportation - Services – 2.4%
Albion Financing 1 SARL/Aggreko Holdings, Inc. 5.25%, 10/15/2026(a)	EUR	253	252,930
6.125%, 10/15/2026(a)	U.S.$	2,560	2,418,714
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 4.75%, 04/01/2028(a)		1,808	1,584,043

30 | AB SHORT DURATION HIGH YIELD PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

5.375%, 03/01/2029(a)	U.S.$	963	$856,675
5.75%, 07/15/2027(a)		69	65,298
BCP V Modular Services Finance II PLC 4.75%, 11/30/2028(a)	EUR	1,295	1,144,367
Hertz Corp. (The) 4.625%, 12/01/2026(a)	U.S.$	2,268	2,010,469
5.00%, 12/01/2029(a)		304	238,330
Loxam SAS 4.50%, 02/15/2027(a)	EUR	404	403,791
Mundys SpA 1.875%, 02/12/2028(a)		573	522,833
NAC Aviation 29 DAC 4.75%, 06/30/2026	U.S.$	342	312,579
PROG Holdings, Inc. 6.00%, 11/15/2029(a)		1,084	946,278
United Rentals North America, Inc. 4.875%, 01/15/2028		1,899	1,777,502

			12,533,809

			349,765,293

Financial Institutions – 5.6%
Banking – 0.1%
Bread Financial Holdings, Inc. 7.00%, 01/15/2026(a)		570	536,513

Brokerage – 0.7%
AG Issuer LLC 6.25%, 03/01/2028(a)		895	836,198
AG TTMT Escrow Issuer LLC 8.625%, 09/30/2027(a)		1,358	1,367,805
NFP Corp. 4.875%, 08/15/2028(a)		1,969	1,733,803

			3,937,806

Finance – 2.7%
Castlelake Aviation Finance DAC 5.00%, 04/15/2027(a)		2,119	1,933,757
Curo Group Holdings Corp. 7.50%, 08/01/2028(a)		1,013	404,805
7.50%, 08/01/2028(g)		693	665,465
Enova International, Inc. 8.50%, 09/15/2025(a)		1,290	1,260,923
GGAM Finance Ltd. 7.75%, 05/15/2026(a)		788	781,554
8.00%, 06/15/2028(a)		1,594	1,594,223
goeasy Ltd. 5.375%, 12/01/2024(a)		637	627,324

abfunds.com	AB SHORT DURATION HIGH YIELD PORTFOLIO | 31

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.00%, 08/15/2028(a)	U.S.$	2,753	$2,317,420
Navient Corp. 4.875%, 03/15/2028		1,673	1,422,050
5.00%, 03/15/2027		554	497,980
6.75%, 06/25/2025		607	597,822
6.75%, 06/15/2026		70	67,670
SLM Corp. 3.125%, 11/02/2026		1,396	1,213,752
4.20%, 10/29/2025		614	574,373

			13,959,118

Insurance – 0.5%
Acrisure LLC/Acrisure Finance, Inc. 4.25%, 02/15/2029(a)		1,646	1,379,447
AssuredPartners, Inc. 5.625%, 01/15/2029(a)		569	491,440
HUB International Ltd. 7.25%, 06/15/2030(a)		788	784,233

			2,655,120

Other Finance – 0.1%
Coinbase Global, Inc. 3.375%, 10/01/2028(a)		616	443,692

REITs – 1.5%
Aedas Homes Opco SLU 4.00%, 08/15/2026(a)	EUR	826	810,281
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 4.50%, 04/01/2027(a)	U.S.$	1,042	868,736
5.75%, 05/15/2026(a)		1,011	927,370
Iron Mountain, Inc. 4.50%, 02/15/2031(a)		553	454,649
4.875%, 09/15/2027(a)		1,077	993,371
5.25%, 03/15/2028(a)		253	232,796
MPT Operating Partnership LP/MPT Finance Corp. 5.00%, 10/15/2027		1,600	1,239,072
Office Properties Income Trust 3.45%, 10/15/2031		238	120,523
Via Celere Desarrollos Inmobiliarios SA 5.25%, 04/01/2026(a)	EUR	1,119	1,112,221
Vivion Investments SARL 3.00%, 08/08/2024(a)		900	866,563
Series E 7.90%, 02/28/2029(a)(c)(d)		100	78,236

			7,703,818

			29,236,067

32 | AB SHORT DURATION HIGH YIELD PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Utility – 1.2%
Electric – 1.1%
Calpine Corp. 4.50%, 02/15/2028(a)	U.S.$	2,129	$1,919,975
5.125%, 03/15/2028(a)		137	122,002
ContourGlobal Power Holdings SA 3.125%, 01/01/2028(a)	EUR	120	104,042
NRG Energy, Inc. 3.375%, 02/15/2029(a)	U.S.$	2,534	2,045,191
Vistra Operations Co., LLC 4.375%, 05/01/2029(a)		1,279	1,099,531
5.50%, 09/01/2026(a)		928	883,883

			6,174,624

Natural Gas – 0.1%
UGI International LLC 2.50%, 12/01/2029(a)	EUR	433	378,079

			6,552,703

Total Corporates - Non-Investment Grade (cost $403,068,260)			385,554,063

CORPORATES - INVESTMENT GRADE – 9.5%
Industrial – 5.3%
Basic – 0.4%
Braskem Netherlands Finance BV 4.50%, 01/10/2028(a)	U.S.$	341	300,066
INEOS Finance PLC 2.125%, 11/15/2025(a)	EUR	200	199,334
2.875%, 05/01/2026(a)		472	461,980
3.375%, 03/31/2026(a)		185	183,936
Nexa Resources SA 5.375%, 05/04/2027(a)	U.S.$	346	318,753
Westlake Corp. 3.60%, 08/15/2026		843	795,227

			2,259,296

Capital Goods – 0.1%
Regal Rexnord Corp. 6.30%, 02/15/2030(a)		590	571,745
Westinghouse Air Brake Technologies Corp. 4.15%, 03/15/2024(d)		50	49,513

			621,258

Communications - Media – 0.4%
DirecTV Financing LLC/DirecTV Financing Co-Obligor, Inc. 5.875%, 08/15/2027(a)		1,417	1,253,379

abfunds.com	AB SHORT DURATION HIGH YIELD PORTFOLIO | 33

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Pinewood Finance Co., Ltd. 3.25%, 09/30/2025(a)	GBP	420	$480,102
3.625%, 11/15/2027(a)		200	212,756
Telecomunicaciones Digitales SA 4.50%, 01/30/2030(a)	U.S.$	205	166,050

			2,112,287

Consumer Cyclical - Automotive – 1.5%
Ford Motor Credit Co., LLC 2.30%, 02/10/2025		1,141	1,070,224
2.70%, 08/10/2026		254	226,141
4.95%, 05/28/2027		931	873,911
6.80%, 05/12/2028		633	632,088
7.35%, 11/04/2027		1,637	1,669,969
Harley-Davidson Financial Services, Inc. 3.05%, 02/14/2027(a)		796	709,921
6.50%, 03/10/2028(a)		1,135	1,121,834
Nissan Motor Acceptance Co., LLC 1.85%, 09/16/2026(a)		23	20,007
2.75%, 03/09/2028(a)		335	280,452
Nissan Motor Co., Ltd. 4.345%, 09/17/2027(a)		1,110	1,012,387

			7,616,934

Consumer Cyclical - Entertainment – 0.6%
Hasbro, Inc. 3.90%, 11/19/2029		382	338,028
Mattel, Inc. 3.375%, 04/01/2026(a)		1,100	1,018,127
5.875%, 12/15/2027(a)		1,750	1,698,445

			3,054,600

Consumer Cyclical - Other – 0.6%
Genting New York LLC/GENNY Capital, Inc. 3.30%, 02/15/2026(a)		588	524,120
International Game Technology PLC 3.50%, 06/15/2026(a)	EUR	300	302,607
5.25%, 01/15/2029(a)	U.S.$	805	742,170
Marriott International, Inc./MD Series EE 5.75%, 05/01/2025		112	111,752
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.625%, 04/16/2029(a)		1,600	1,279,712

			2,960,361

34 | AB SHORT DURATION HIGH YIELD PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Retailers – 0.4%
Macy’s Retail Holdings LLC 5.875%, 03/15/2030(a)	U.S.$	806	$683,125
5.875%, 04/01/2029(a)		964	843,182
PVH Corp. 4.625%, 07/10/2025		246	237,449
Ross Stores, Inc. 4.70%, 04/15/2027		142	136,427

			1,900,183

Consumer Non-Cyclical – 0.1%
Avantor Funding, Inc. 2.625%, 11/01/2025(a)	EUR	346	349,515

Energy – 0.6%
Ecopetrol SA 4.125%, 01/16/2025	U.S.$	353	340,017
5.375%, 06/26/2026		329	315,141
8.875%, 01/13/2033		123	119,830
EnLink Midstream LLC 5.625%, 01/15/2028(a)		216	204,357
EnLink Midstream Partners LP 4.15%, 06/01/2025		306	292,104
4.85%, 07/15/2026		582	548,622
Oleoducto Central SA 4.00%, 07/14/2027(a)		560	498,960
Sabine Pass Liquefaction LLC 5.75%, 05/15/2024		100	99,794
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030(a)		242	183,267
Var Energi ASA 7.50%, 01/15/2028(a)		703	721,721

			3,323,813

Services – 0.1%
GTCR W-2 Merger Sub LLC 7.50%, 01/15/2031(a)		739	739,931

Technology – 0.4%
Broadcom, Inc. 4.926%, 05/15/2037(a)		200	172,286
CDW LLC/CDW Finance Corp. 3.276%, 12/01/2028		406	350,284
4.125%, 05/01/2025		999	964,035
Western Digital Corp. 4.75%, 02/15/2026		363	345,460

			1,832,065

abfunds.com	AB SHORT DURATION HIGH YIELD PORTFOLIO | 35

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Transportation - Railroads – 0.0%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)	U.S.$	183	$158,232
5.875%, 07/05/2034(a)		90	86,032

			244,264

Transportation - Services – 0.1%
AerCap Global Aviation Trust 6.50%, 06/15/2045(a)		291	284,895

			27,299,402

Financial Institutions – 4.1%
Banking – 3.0%
AIB Group PLC 6.608%, 09/13/2029(a)		319	317,772
Ally Financial, Inc. 5.75%, 11/20/2025		785	763,844
Banco Santander SA 4.175%, 03/24/2028		400	369,184
5.179%, 11/19/2025		400	389,292
Bank of America Corp. Series U 8.806% (SOFR + 3.40%), 10/30/2023(b)(h)		476	475,886
CaixaBank SA 5.875%, 10/09/2027(a)(h)	EUR	200	190,144
6.684%, 09/13/2027(a)	U.S.$	718	718,057
Citigroup, Inc. 3.875%, 02/18/2026(h)		154	131,930
7.625%, 11/15/2028(h)		360	351,515
9.699% (SOFR + 4.33%), 10/30/2023(b)(h)		122	122,115
Series V 4.70%, 01/30/2025(h)		147	133,278
Series W 4.00%, 12/10/2025(h)		207	181,270
Danske Bank A/S 3.244%, 12/20/2025(a)		358	342,921
Deutsche Bank AG/New York NY 1.447%, 04/01/2025		150	145,810
7.146%, 07/13/2027		574	577,369
Goldman Sachs Group, Inc. (The) Series P 8.501% (SOFR + 3.14%), 10/30/2023(b)(h)		356	354,758
Intesa Sanpaolo SpA 5.017%, 06/26/2024(a)		1,344	1,311,247
5.71%, 01/15/2026(a)		1,097	1,046,659
7.00%, 11/21/2025(a)		200	202,176

36 | AB SHORT DURATION HIGH YIELD PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

JPMorgan Chase & Co. Series Q 8.884% (SOFR + 3.51%), 11/01/2023(b)(h)	U.S.$	733	$734,099
Series R 8.934% (SOFR + 3.56%), 11/01/2023(b)(h)		54	54,189
Lloyds Banking Group PLC 7.953%, 11/15/2033		647	669,813
PNC Financial Services Group, Inc. (The) Series R 8.711% (SOFR + 3.30%), 12/01/2023(b)(h)		517	515,573
Santander Holdings USA, Inc. 6.499%, 03/09/2029		1,121	1,093,782
Truist Financial Corp. Series L 8.773% (SOFR + 3.36%), 12/15/2024(b)(h)		842	829,429
Series Q 5.10%, 03/01/2030(h)		618	529,410
UBS Group AG 4.375%, 02/10/2031(a)(h)		507	361,278
7.00%, 02/19/2025(a)(h)		401	389,247
UniCredit SpA 1.982%, 06/03/2027(a)		222	196,097
2.569%, 09/22/2026(a)		482	441,517
5.861%, 06/19/2032(a)		426	387,724
Wells Fargo & Co. 7.625%, 09/15/2028(h)		474	479,825
Series BB 3.90%, 03/15/2026(h)		878	765,546

			15,572,756

Brokerage – 0.1%
Charles Schwab Corp. (The) Series G 5.375%, 06/01/2025(h)		380	366,009

Finance – 0.5%
Aircastle Ltd. 2.85%, 01/26/2028(a)		39	33,095
4.25%, 06/15/2026		5	4,731
5.25%, 08/11/2025(a)		1,078	1,049,789
Aviation Capital Group LLC 1.95%, 01/30/2026(a)		119	106,807
1.95%, 09/20/2026(a)		988	861,467
3.50%, 11/01/2027(a)		96	84,609

abfunds.com	AB SHORT DURATION HIGH YIELD PORTFOLIO | 37

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

4.125%, 08/01/2025(a)	U.S.$	3	$2,854
4.375%, 01/30/2024(a)		308	305,176
4.875%, 10/01/2025(a)		31	29,753
5.50%, 12/15/2024(a)		105	103,261
GTCR W-2 Merger Sub LLC/GTCR W Dutch Finance Sub BV 8.50%, 01/15/2031(a)	GBP	132	164,637

			2,746,179

Insurance – 0.2%
Centene Corp. 4.625%, 12/15/2029	U.S.$	20	18,041
Hartford Financial Services Group, Inc. (The) Series ICON 7.751% (SOFR + 2.39%), 02/12/2047(a)(b)		859	735,055

			753,096

REITs – 0.3%
GLP Capital LP/GLP Financing II, Inc. 3.35%, 09/01/2024		13	12,635
5.25%, 06/01/2025		191	187,126
5.375%, 04/15/2026		79	76,638
Omega Healthcare Investors, Inc. 3.375%, 02/01/2031		440	343,165
Sabra Health Care LP 3.90%, 10/15/2029		334	277,781
Trust Fibra Uno 4.869%, 01/15/2030(a)		211	178,470
Vornado Realty LP 2.15%, 06/01/2026		839	712,588

			1,788,403

			21,226,443

Utility – 0.1%
Electric – 0.1%
Alexander Funding Trust II 7.467%, 07/31/2028(a)		120	119,900
Empresa Electrica Cochrane SpA 5.50%, 05/14/2027(a)		260	241,058
Empresas Publicas de Medellin ESP 4.25%, 07/18/2029(a)		427	341,942
NRG Energy, Inc. 4.45%, 06/15/2029(a)		59	51,321

			754,221

Total Corporates - Investment Grade (cost $51,441,271)			49,280,066

38 | AB SHORT DURATION HIGH YIELD PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)		U.S. $ Value

BANK LOANS – 4.1%
Industrial – 3.7%
Capital Goods – 0.4%
ACProducts Holdings, Inc. 9.902% (SOFR 3 Month + 4.25%), 05/17/2028(i)	U.S.$	660		$542,511
Apex Tool Group, LLC 10.674% (SOFR 1 Month + 5.25%), 02/08/2029(i)		351		319,078
Chariot Buyer LLC 8.666% (SOFR 1 Month + 3.25%), 11/03/2028(i)		98		96,638
Gates Global LLC 7.916% (SOFR 1 Month + 2.50%), 03/31/2027(i)		281		280,016
GFL Environmental, Inc. 7.824% (SOFR 1 Month + 2.50%), 05/31/2027(i)		109		108,941
Transdigm Inc. 8.492% (SOFR 3 Month + 3.25%), 08/24/2028(i)		560		559,430

				1,906,614

Communications - Media – 0.1%
Clear Channel Outdoor Holdings, Inc. 8.931% (SOFR 1 Month + 3.50%), 08/21/2026(i)		0	**	204
9.131% (SOFR 3 Month + 3.50%), 08/21/2026(i)		81		78,187
Coral-US Co-Borrower LLC 8.447% (SOFR 1 Month + 3.00%), 10/15/2029(i)		320		317,849

				396,240

Communications - Telecommunications – 0.5%
Crown Subsea Communications Holding, Inc. 10.444% (SOFR 1 Month + 5.00%), 04/27/2027(i)		505		505,706
DIRECTV Financing, LLC 10.431% (SOFR 1 Month + 5.00%), 08/02/2027(i)		279		272,140
Proofpoint, Inc. 11.681% (SOFR 1 Month + 6.25%), 08/31/2029(i)		850		850,799
Zacapa SARL 9.242% (SOFR 3 Month + 4.00%), 03/22/2029(i)		895		886,813

				2,515,458

abfunds.com	AB SHORT DURATION HIGH YIELD PORTFOLIO | 39

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Automotive – 0.1%
Garrett Motion SARL 9.869% (SOFR 3 Month + 4.50%), 04/30/2028(g)(i)	U.S.$	171	$171,428
10.131% (SOFR 3 Month + 4.50%), 04/30/2028(g)(i)		257	257,143

			428,571

Consumer Cyclical - Entertainment – 0.2%
Seaworld Parks & Entertainment, Inc. 8.431% (SOFR 1 Month + 3.00%), 08/25/2028(i)		1,345	1,339,883

Consumer Cyclical - Other – 0.1%
Flutter Entertainment PLC 7.754% (SOFR 3 Month + 2.25%), 07/21/2026(i)		79	78,557
Marriott Ownership Resorts, Inc. 7.166% (SOFR 1 Month + 1.75%), 08/29/2025(i)		311	310,381

			388,938

Consumer Cyclical - Restaurants – 0.0%
IRB Holding Corp. 8.431% (SOFR 1 Month + 3.00%), 12/15/2027(i)		79	79,029

Consumer Cyclical - Retailers – 0.2%
Great Outdoors Group, LLC 9.181% (SOFR 1 Month + 3.75%), 03/06/2028(i)		922	919,180

Consumer Non-Cyclical – 0.9%
Allied Universal Holdco LLC (fka USAGM Holdco, LLC) 9.166% (SOFR 1 Month + 3.75%), 05/12/2028(i)		561	540,830
Bausch + Lomb Corporation 8.755% (SOFR 3 Month + 3.25%), 05/10/2027(i)		995	965,671
Gainwell Acquisition Corp. 9.490% (SOFR 3 Month + 4.00%), 10/01/2027(i)		389	378,909
LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.) 9.377% (SOFR 3 Month + 3.75%), 11/16/2025(i)		651	648,593

40 | AB SHORT DURATION HIGH YIELD PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Pediatric Associates Holding Company, LLC 8.696% (SOFR 1 Month + 3.25%), 12/29/2028(i)	U.S.$	995	$967,948
PetSmart LLC 9.166% (SOFR 1 Month + 3.75%), 02/11/2028(i)		706	702,700
US Radiology Specialists, Inc. (US Outpatient Imaging Services, Inc.) 10.740% (SOFR 3 Month + 5.25%), 12/15/2027(i)		527	509,721

			4,714,372

Energy – 0.2%
GIP II Blue Holding, L.P. 9.946% (SOFR 1 Month + 4.50%), 09/29/2028(i)		737	738,049
Parkway Generation, LLC 10.180% (SOFR 1 Month + 4.75%), 02/18/2029(i)		563	561,568

			1,299,617

Other Industrial – 0.2%
American Tire Distributors, Inc. 11.813% (SOFR 3 Month + 6.25%), 10/20/2028(i)		1,121	976,718
Dealer Tire Financial, LLC 9.816% (SOFR 1 Month + 4.50%), 12/14/2027(i)		125	125,556
Rockwood Service Corporation 9.431% (SOFR 1 Month + 4.00%), 01/23/2027(i)		35	34,949

			1,137,223

Services – 0.1%
Garda World Security Corporation 9.746% (SOFR 3 Month + 4.25%), 10/30/2026(i)		457	455,742

Technology – 0.5%
Amentum Government Services Holdings LLC 9.431% (SOFR 1 Month + 4.00%), 01/29/2027(i)		58	57,494
Ascend Learning, LLC 11.166% (SOFR 1 Month + 5.75%), 12/10/2029(i)		300	254,874
Banff Guarantor, Inc. 10.931% (SOFR 1 Month + 5.50%), 02/27/2026(i)		120	119,293

abfunds.com	AB SHORT DURATION HIGH YIELD PORTFOLIO | 41

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Boxer Parent Company, Inc. 9.181% (SOFR 1 Month + 3.75%), 10/02/2025(i)	U.S.$	981	$979,057
FINThrive Software Intermediate Holdings, Inc. 12.196% (SOFR 1 Month + 6.75%), 12/17/2029(i)		240	148,800
Loyalty Ventures, Inc. 14.00% (PRIME 3 Month + 5.50%), 11/03/2027(e)(f)(g)(i)		550	2,749
Playtika Holding Corp. 8.181% (SOFR 1 Month + 2.75%), 03/13/2028(i)		789	787,367
Presidio Holdings, Inc. 8.916% (SOFR 1 Month + 3.50%), 01/22/2027(g)(i)		4	3,496
8.969% (SOFR 3 Month + 3.50%), 01/22/2027(g)(i)		104	103,870
Veritas US, Inc. 10.446% (SOFR 1 Month + 5.00%), 09/01/2025(i)		48	41,125

			2,498,125

Transportation - Services – 0.2%
PODS, LLC 8.431% (SOFR 1 Month + 3.00%), 03/31/2028(i)		995	962,430

			19,041,422

Financial Institutions – 0.3%
Finance – 0.0%
Orbit Private Holdings I Ltd. 10.087% (SOFR 6 Month + 4.50%), 12/11/2028(i)		108	108,391

Insurance – 0.3%
Asurion, LLC 9.666% (SOFR 1 Month + 4.25%), 08/19/2028(i)		985	955,498
Cross Financial Corp. 9.431% (SOFR 1 Month + 4.00%), 09/15/2027(i)		410	409,524
Hub International Limited 9.584% (SOFR 3 Month + 4.25%), 06/20/2030(i)		417	417,937

			1,782,959

			1,891,350

42 | AB SHORT DURATION HIGH YIELD PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Utility – 0.1%
Electric – 0.1%
Granite Generation, LLC 9.181% (SOFR 1 Month + 3.75%), 11/09/2026(i)	U.S.$	518	$506,584

Total Bank Loans (cost $22,381,560)			21,439,356

EMERGING MARKETS - CORPORATE BONDS – 3.6%
Industrial – 3.4%
Basic – 0.7%
Braskem Idesa SAPI 6.99%, 02/20/2032(a)		486	291,643
Cia de Minas Buenaventura SAA 5.50%, 07/23/2026(a)		719	626,666
Consolidated Energy Finance SA 5.00%, 10/15/2028(a)	EUR	320	269,019
CSN Resources SA 7.625%, 04/17/2026(a)	U.S.$	274	272,833
Eldorado Gold Corp. 6.25%, 09/01/2029(a)		544	469,135
Indika Energy Capital IV Pte Ltd. 8.25%, 10/22/2025(a)		337	332,814
JSW Steel Ltd. 5.95%, 04/18/2024(a)		338	334,789
Sasol Financing USA LLC 5.875%, 03/27/2024		684	674,260
Volcan Cia Minera SAA 4.375%, 02/11/2026(a)		127	72,298

			3,343,457

Capital Goods – 0.3%
Embraer Netherlands Finance BV 5.40%, 02/01/2027		588	571,824
7.00%, 07/28/2030(a)		370	365,958
IHS Holding Ltd. 5.625%, 11/29/2026(a)		263	215,986
Usiminas International SARL 5.875%, 07/18/2026(a)		545	522,328

			1,676,096

Communications - Media – 0.0%
RCS & RDS SA 3.25%, 02/05/2028(a)	EUR	200	174,220

abfunds.com	AB SHORT DURATION HIGH YIELD PORTFOLIO | 43

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Communications - Telecommunications – 0.1%
C&W Senior Financing DAC 6.875%, 09/15/2027(a)	U.S.$	208	$182,181
HTA Group Ltd./Mauritius 7.00%, 12/18/2025(a)		424	407,901

			590,082

Consumer Cyclical - Other – 1.1%
Allwyn Entertainment Financing UK PLC 7.906% (EURIBOR 3 Month + 4.12%), 02/15/2028(a)(b)	EUR	466	495,142
Allwyn International AS 3.875%, 02/15/2027(a)		325	319,983
Melco Resorts Finance Ltd. 5.375%, 12/04/2029(a)	U.S.$	428	351,692
5.625%, 07/17/2027(a)		356	317,424
5.75%, 07/21/2028(a)		1,178	1,021,562
MGM China Holdings Ltd. 5.25%, 06/18/2025(a)		1,482	1,416,407
5.375%, 05/15/2024(a)		214	210,301
5.875%, 05/15/2026(a)		216	204,677
Studio City Finance Ltd. 6.00%, 07/15/2025(a)		705	665,661
Wynn Macau Ltd. 5.50%, 01/15/2026(a)		475	440,534
5.625%, 08/26/2028(a)		345	297,562

			5,740,945

Consumer Non-Cyclical – 0.5%
BRF SA 4.875%, 01/24/2030(a)		784	632,100
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25%, 04/27/2029(a)		113	101,488
Rede D’or Finance SARL 4.95%, 01/17/2028(a)		200	182,406
Teva Pharmaceutical Finance Netherlands II BV 3.75%, 05/09/2027	EUR	482	461,402
Teva Pharmaceutical Finance Netherlands III BV 3.15%, 10/01/2026	U.S.$	490	435,701
4.75%, 05/09/2027		372	340,570
5.125%, 05/09/2029		372	336,348
Tonon Luxembourg SA 6.50%, 10/31/2024(e)(f)(j)(k)		102	10

44 | AB SHORT DURATION HIGH YIELD PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(e)(g)(j)(k)(l)	U.S.$	425	$42

			2,490,067

Energy – 0.5%
Gran Tierra Energy, Inc. 7.75%, 05/23/2027(a)		212	183,242
Greenko Wind Projects Mauritius Ltd. 5.50%, 04/06/2025(a)		200	191,588
Kosmos Energy Ltd. 7.125%, 04/04/2026(a)		379	355,964
7.50%, 03/01/2028(a)		200	177,978
Leviathan Bond Ltd. 6.125%, 06/30/2025(a)		754	732,682
Medco Bell Pte Ltd. 6.375%, 01/30/2027(a)		357	335,341
ReNew Pvt Ltd. 5.875%, 03/05/2027(a)		200	184,036
SierraCol Energy Andina LLC 6.00%, 06/15/2028(a)		578	458,285

			2,619,116

Services – 0.1%
Bidvest Group UK PLC (The) 3.625%, 09/23/2026(a)		377	334,339

Technology – 0.1%
CA Magnum Holdings 5.375%, 10/31/2026(a)		741	653,814

			17,622,136

Financial Institutions – 0.1%
Banking – 0.1%
Bank Tabungan Negara Persero TBK PT 4.20%, 01/23/2025(a)		452	425,793

Brokerage – 0.0%
Banco BTG Pactual SA/Cayman Islands 4.50%, 01/10/2025(a)		355	344,386

REITs – 0.0%
China Aoyuan Group Ltd. 5.88%, 03/01/2027(a)(e)(f)		200	3,000

			773,179

Utility – 0.1%
Electric – 0.1%
India Clean Energy Holdings 4.50%, 04/18/2027(a)		200	165,562

abfunds.com	AB SHORT DURATION HIGH YIELD PORTFOLIO | 45

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Investment Energy Resources Ltd. 6.25%, 04/26/2029(a)	U.S.$	247	$224,770
Terraform Global Operating LP 6.125%, 03/01/2026(a)		108	105,951

			496,283

Total Emerging Markets - Corporate Bonds (cost $21,266,525)			18,891,598

COLLATERALIZED LOAN OBLIGATIONS – 1.4%
CLO - Floating Rate – 1.4%
Ares XXXIV CLO Ltd. Series 2015-2A, Class CR 7.57% (SOFR + 2.26%), 04/17/2033(a)(b)		644	628,442
Balboa Bay Loan Funding Ltd. Series 2020-1A, Class DR 8.745% (SOFR + 3.41%), 01/20/2032(a)(b)		250	238,647
Crown Point CLO 11 Ltd. Series 2021-11A, Class D 9.17% (SOFR + 3.86%), 01/17/2034(a)(b)		250	237,918
Dryden 78 CLO Ltd. Series 2020-78A, Class C 7.52% (SOFR + 2.21%), 04/17/2033(a)(b)		250	247,106
Series 2020-78A, Class D 8.57% (SOFR + 3.26%), 04/17/2033(a)(b)		443	417,594
Dryden 98 CLO Ltd. Series 2022-98A, Class E 11.726% (SOFR + 6.40%), 04/20/2035(a)(b)		250	218,916
Elevation CLO Ltd. Series 2020-11A, Class C 7.77% (SOFR + 2.46%), 04/15/2033(a)(b)		250	242,510
Series 2020-11A, Class D1 9.42% (SOFR + 4.11%), 04/15/2033(a)(b)		282	270,048
Elmwood CLO VII Ltd. Series 2020-4A, Class D 9.17% (SOFR + 3.86%), 01/17/2034(a)(b)		300	299,843
Flatiron CLO 21 Ltd. Series 2021-1A, Class D 8.482% (LIBOR 3 Month + 2.90%), 07/19/2034(a)(b)		375	371,244
GoldenTree Loan Opportunities IX Ltd. Series 2014-9A, Class DR2 8.631% (SOFR + 3.26%), 10/29/2029(a)(b)		520	520,324
Greywolf CLO VI Ltd. Series 2018-1A, Class A1 6.641% (SOFR + 1.29%), 04/26/2031(a)(b)		550	548,345

46 | AB SHORT DURATION HIGH YIELD PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Magnetite XXV Ltd. Series 2020-25A, Class D 8.913% (SOFR + 3.56%), 01/25/2032(a)(b)	U.S.$	250	$249,374
Octagon Investment Partners 29 Ltd. Series 2016-1A, Class DR 8.707% (SOFR + 3.36%), 01/24/2033(a)(b)		521	500,411
Palmer Square CLO Ltd. Series 2021-3A, Class D 8.52% (SOFR + 3.21%), 01/15/2035(a)(b)		500	487,124
Rad CLO 7 Ltd. Series 2020-7A, Class C 7.57% (SOFR + 2.26%), 04/17/2033(a)(b)		250	247,605
Regatta XIX Funding Ltd. Series 2022-1A, Class D 8.626% (SOFR + 3.30%), 04/20/2035(a)(b)		377	369,316
Regatta XX Funding Ltd. Series 2021-2A, Class D 8.67% (SOFR + 3.36%), 10/15/2034(a)(b)		250	247,015
Rockford Tower CLO Ltd. Series 2021-2A, Class D 8.838% (SOFR + 3.51%), 07/20/2034(a)(b)		250	238,108
Sound Point CLO XIX Ltd. Series 2018-1A, Class A 6.57% (SOFR + 1.26%), 04/15/2031(a)(b)		550	547,303

Total Collateralized Loan Obligations (cost $7,312,224)			7,127,193

EMERGING MARKETS - SOVEREIGNS – 1.1%
Angola – 0.3%
Angolan Government International Bond 9.125%, 11/26/2049(a)		850	607,384
9.50%, 11/12/2025(a)		710	693,017

			1,300,401

Bahrain – 0.2%
Bahrain Government International Bond 7.00%, 10/12/2028(a)		570	576,971
CBB International Sukuk Programme Co. WLL 6.25%, 11/14/2024(a)		305	303,951

			880,922

Brazil – 0.1%
Brazilian Government International Bond 2.875%, 06/06/2025		547	518,365

abfunds.com	AB SHORT DURATION HIGH YIELD PORTFOLIO | 47

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Egypt – 0.0%
Egypt Government International Bond 7.50%, 01/31/2027(a)	U.S.$	200	$143,934

Ivory Coast – 0.1%
Ivory Coast Government International Bond 6.375%, 03/03/2028(a)		760	709,384

Lebanon – 0.0%
Lebanon Government International Bond 6.85%, 03/23/2027(a)(e)(f)		11	869
Series E 6.10%, 10/04/2022(a)(e)(l)		210	16,800
Series G 6.60%, 11/27/2026(a)(e)(f)		51	4,092

			21,761

Nigeria – 0.1%
Nigeria Government International Bond 7.625%, 11/28/2047(a)		639	423,139

Oman – 0.1%
Oman Government International Bond 4.875%, 02/01/2025(a)		326	319,738

Senegal – 0.1%
Senegal Government International Bond 4.75%, 03/13/2028(a)	EUR	499	449,250
6.75%, 03/13/2048(a)	U.S.$	483	323,002

			772,252

South Africa – 0.1%
Republic of South Africa Government International Bond 4.30%, 10/12/2028		208	179,673
4.85%, 09/27/2027		540	497,885

			677,558

Ukraine – 0.0%
Ukraine Government International Bond 7.75%, 09/01/2025(a)(d)		338	110,695
7.75%, 09/01/2026(a)(d)		384	113,280

			223,975

Total Emerging Markets - Sovereigns (cost $7,733,331)			5,991,429

48 | AB SHORT DURATION HIGH YIELD PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)		U.S. $ Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.5%
Risk Share Floating Rate – 0.5%
Bellemeade Re Ltd. Series 2019-1A, Class M2 8.134% (LIBOR 1 Month + 2.70%), 03/25/2029(a)(b)	U.S.$	136		$136,977
Series 2019-3A, Class M1C 7.384% (LIBOR 1 Month + 1.95%), 07/25/2029(a)(b)		509		510,465
Series 2019-4A, Class M1C 7.934% (LIBOR 1 Month + 2.50%), 10/25/2029(a)(b)		223		223,556
Series 2019-4A, Class M2 8.284% (LIBOR 1 Month + 2.85%), 10/25/2029(a)(b)		884		891,763
Connecticut Avenue Securities Trust Series 2018-R07, Class 1M2 7.829% (SOFR + 2.51%), 04/25/2031(a)(b)		18		18,340
Series 2019-R01, Class 2M2 7.879% (SOFR + 2.56%), 07/25/2031(a)(b)		30		29,677
Series 2019-R03, Class 1M2 7.579% (SOFR + 2.26%), 09/25/2031(a)(b)		0	**	135
Series 2019-R07, Class 1M2 7.529% (SOFR + 2.21%), 10/25/2039(a)(b)		17		16,671
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2020-HQA2, Class M2 8.529% (SOFR + 3.21%), 03/25/2050(a)(b)		29		29,871
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C04, Class 1M2 11.129% (SOFR + 5.81%), 04/25/2028(b)		47		50,368
Series 2016-C01, Class 2M2 12.379% (SOFR + 7.06%), 08/25/2028(b)		35		36,577
Series 2017-C07, Class 2M2 7.929% (SOFR + 2.61%), 05/25/2030(b)		7		6,656
Home Re Ltd. Series 2020-1, Class M2 10.684% (LIBOR 1 Month + 5.25%), 10/25/2030(a)(b)		227		228,783

abfunds.com	AB SHORT DURATION HIGH YIELD PORTFOLIO | 49

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

PMT Credit Risk Transfer Trust Series 2019-2R, Class A 9.182% (SOFR + 3.86%), 05/30/2025(a)(b)	U.S.$	96	$96,209
Series 2020-1R, Class A 8.779% (SOFR + 3.46%), 02/27/2023(b)(k)		105	104,134

Total Collateralized Mortgage Obligations (cost $2,357,689)			2,380,182

QUASI-SOVEREIGNS – 0.4%
Quasi-Sovereign Bonds – 0.4%
Mexico – 0.2%
Petroleos Mexicanos 6.49%, 01/23/2027		1,127	994,578
6.75%, 09/21/2047		191	111,854
6.95%, 01/28/2060		58	34,169

			1,140,601

Oman – 0.1%
Lamar Funding Ltd. 3.958%, 05/07/2025(a)		631	600,548

South Africa – 0.1%
Transnet SOC Ltd. 8.25%, 02/06/2028(a)		370	353,561

Ukraine – 0.0%
State Agency of Roads of Ukraine 6.25%, 06/24/2030(d)(k)		653	172,065

Total Quasi-Sovereigns (cost $3,014,024)			2,266,775

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.3%
Non-Agency Floating Rate CMBS – 0.2%
BFLD Trust Series 2019-DPLO, Class E 7.687% (SOFR + 2.35%), 10/15/2034(a)(b)		160	156,760
Series 2021-FPM, Class A 7.048% (SOFR + 1.71%), 06/15/2038(a)(b)		690	659,516

			816,276

50 | AB SHORT DURATION HIGH YIELD PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Non-Agency Fixed Rate CMBS – 0.1%
CD Mortgage Trust Series 2016-CD1, Class XA 1.497%, 08/10/2049(m)	U.S.$	3,743	$101,929
Citigroup Commercial Mortgage Trust Series 2017-C4, Class XA 1.172%, 10/12/2050(m)		2,681	78,624
Commercial Mortgage Trust Series 2012-CR3, Class D 4.438%, 10/15/2045(a)		100	59,899
GS Mortgage Securities Trust Series 2011-GC5, Class C 5.299%, 08/10/2044(a)		210	147,004
Series 2011-GC5, Class D 5.299%, 08/10/2044(a)		236	69,614
JPMBB Commercial Mortgage Securities Trust Series 2014-C24, Class C 4.527%, 11/15/2047		225	168,741
Wells Fargo Commercial Mortgage Trust Series 2016-LC24, Class XA 1.749%, 10/15/2049(m)		2,149	77,080
WF-RBS Commercial Mortgage Trust Series 2011-C4, Class E 4.993%, 06/15/2044(a)		25	17,446

			720,337

Total Commercial Mortgage-Backed Securities (cost $1,916,965)			1,536,613

ASSET-BACKED SECURITIES – 0.1%
Other ABS - Fixed Rate – 0.1%
Pagaya AI Debt Trust Series 2022-6, Class A1 6.159%, 05/15/2030(a)(g)		104	103,826
Series 2022-6, Class A2 6.811%, 05/15/2030(a)(g)		52	51,867
Series 2022-6, Class A3 7.656%, 05/15/2030(a)(g)		64	64,055

			219,748

Autos - Fixed Rate – 0.0%
ACM Auto Trust Series 2023-1A, Class A 6.61%, 01/22/2030(a)		163	162,807

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PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Other ABS - Floating Rate – 0.0%
Pagaya AI Debt Trust Series 2022-6, Class A4 55.042%, 05/15/2030(a)(g)	U.S.$	23	$29,049

Total Asset-Backed Securities (cost $406,131)			411,604

		Shares
COMMON STOCKS – 0.1%
Energy – 0.1%
Oil, Gas & Consumable Fuels – 0.1%
Civitas Resources, Inc.		3,453	279,244

Financials – 0.0%
Banks – 0.0%
Nordic Aviation Capital DAC(e)(g)(j)		6,250	103,125

			103,125

Total Common Stocks (cost $278,532)			382,369

		Principal Amount (000)
GOVERNMENTS - SOVEREIGN BONDS – 0.1%
Colombia – 0.1%
Colombia Government International Bond 8.125%, 05/21/2024 (cost $380,814)	U.S.$	370	374,965

		Notional Amount
PURCHASED OPTIONS - PUTS – 0.1%
Options on Indices – 0.1%
S&P 500 Index Expiration: Nov 2023; Contracts: 43; Exercise Price: USD 4,220.00; Counterparty: Morgan Stanley & Co., Inc.(e) (premiums paid $179,440)	USD	18,146,000	268,750

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PORTFOLIO OF INVESTMENTS (continued)

	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 2.7%
Investment Companies – 2.7%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 5.25%(n)(o)(p) (cost $13,940,990)	13,940,990	$13,940,990

Total Investments – 98.2% (cost $535,677,756)		509,845,953
Other assets less liabilities – 1.8%		9,379,052

Net Assets – 100.0%		$519,225,005

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Sold Contracts
Euro-BOBL Futures	20	December 2023	$2,447,534	$24,295
U.S. T-Note 5 Yr (CBT) Futures	187	December 2023	19,702,203	183,120
U.S. T-Note 10 Yr (CBT) Futures	245	December 2023	26,475,313	368,681

				$576,096

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Citibank, NA	GBP	2,292	USD	2,857	11/17/2023	$60,745
Morgan Stanley Capital Services, Inc.	EUR	28,893	USD	31,862	10/12/2023	1,303,758
State Street Bank & Trust Co.	USD	2,416	EUR	2,225	10/12/2023	(62,204)

						$1,302,299

PUT WRITTEN OPTIONS (see Note D)

Description	Counterparty	Contracts	Exercise Price	Expiration Month	Notional (000)	Premiums Received	U.S. $ Value
S&P 500 Index(q)	Morgan Stanley & Co., Inc.	43	USD 3,980	November 2023	USD 17,114	$104,016	$(92,235)

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PORTFOLIO OF INVESTMENTS (continued)

CREDIT DEFAULT SWAPS (see Note D)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	154	$(22,154)	$(9,323)	$(12,831)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	514	(73,988)	(31,965)	(42,023)
Goldman Sachs International
Avis Budget Group, Inc., 5.250%, 03/15/2025, 12/20/2023*	5.00	Quarterly	0.29	USD	200	2,102	883	1,219
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	22	(3,235)	(1,360)	(1,875)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	289	(41,636)	(18,503)	(23,133)

						$(138,911)	$(60,268)	$(78,643)

*	Termination date

**	Principal amount less than 500.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At September 30, 2023, the aggregate market value of these securities amounted to $402,407,705 or 77.5% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at September 30, 2023.

(c)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at September 30, 2023.

(d)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at September 30, 2023.

(e)	Non-income producing security.

(f)	Defaulted.

(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(h)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(i)	The stated coupon rate represents the greater of the SOFR or an alternate base rate such as the PRIME or the SOFR/PRIME floor plus a spread at September 30, 2023.

(j)	Fair valued by the Adviser.

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PORTFOLIO OF INVESTMENTS (continued)

(k)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.05% of net assets as of September 30, 2023, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
PMT Credit Risk Transfer Trust Series 2020-1R, Class A 8.779%, 02/27/2023	02/11/2020	$105,200	$104,134	0.02%
State Agency of Roads of Ukraine 6.25%, 06/24/2030	06/17/2021	653,000	172,065	0.03%
Tonon Luxembourg SA 6.50%, 10/31/2024	07/24/2015	210,164	10	0.00%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	03/15/2013	425,000	42	0.00%

(l)	Defaulted matured security.

(m)	IO – Interest Only.

(n)	Affiliated investments.

(o)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(p)	The rate shown represents the 7-day yield as of period end.

(q)	One contract relates to 100 shares.

Currency Abbreviations:

EUR – Euro

GBP – Great British Pound

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

EURIBOR – Euro Interbank Offered Rate

LIBOR – London Interbank Offered Rate

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES

September 30, 2023

Assets
Investments in securities, at value
Unaffiliated issuers (cost $521,736,766)	$495,904,963
Affiliated issuers (cost $13,940,990)	13,940,990
Cash	56,574
Cash collateral due from broker	1,175,937
Foreign currencies, at value (cost $1,738,045)	1,724,827
Unaffiliated interest and dividends receivable	7,537,644
Unrealized appreciation on forward currency exchange contracts	1,364,503
Receivable for capital stock sold	1,196,659
Receivable for investment securities sold	404,624
Affiliated dividends receivable	56,042
Market value on credit default swaps (net premiums paid $883)	2,102

Total assets	523,364,865

Liabilities
Payable for investment securities purchased	1,751,826
Payable for capital stock redeemed	1,059,747
Dividends payable	289,814
Payable for variation margin on futures	192,388
Market value on credit default swaps (net premiums received $61,151)	141,013
Options written, at value (premiums received $104,016)	92,235
Advisory fee payable	77,685
Unrealized depreciation on forward currency exchange contracts	62,204
Foreign capital gains tax payable	27,518
Administrative fee payable	22,381
Transfer Agent fee payable	8,654
Distribution fee payable	3,630
Accrued expenses	410,765

Total liabilities	4,139,860

Net Assets	$519,225,005

Composition of Net Assets
Capital stock, at par	$58,489
Additional paid-in capital	579,614,696
Accumulated loss	(60,448,180)

Net Assets	$519,225,005

Net Asset Value Per Share—30 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$24,670,084	2,774,692	$8.89	*

C	$9,652,704	1,086,411	$8.88

Advisor	$484,875,984	54,625,180	$8.88

R	$8,923	1,004	$8.89

K	$8,925	1,004	$8.89

I	$8,385	943	$8.89

*	The maximum offering price per share for Class A shares was $9.28 which reflects a sales charge of 4.25%.

See notes to financial statements.

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STATEMENT OF OPERATIONS

Year Ended September 30, 2023

Investment Income
Interest	$25,824,276
Dividends
Affiliated issuers	658,742
Unaffiliated issuers	28,811
Other income	41,150	$26,552,979

Expenses
Advisory fee (see Note B)	2,282,325
Distribution fee—Class A	56,661
Distribution fee—Class C	94,452
Distribution fee—Class R	45
Distribution fee—Class K	22
Transfer agency—Class A	15,551
Transfer agency—Class C	5,710
Transfer agency—Advisor Class	240,795
Transfer agency—Class R	5
Transfer agency—Class K	4
Transfer agency—Class I	2
Custody and accounting	151,433
Audit and tax	149,583
Legal	102,486
Administrative	92,915
Registration fees	81,674
Printing	51,995
Directors’ fees	22,029
Miscellaneous	27,938

Total expenses	3,375,625
Less: expenses waived and reimbursed by the Adviser (see Note B)	(323,464)
Less: expenses waived and reimbursed by the Distributor (see Note C)	(67)

Net expenses		3,052,094

Net investment income		23,500,885

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions		(11,816,767)
Forward currency exchange contracts		(201,880)
Futures		2,175,015
Swaps		(451,059)
Foreign currency transactions		(6,041,435)
Net change in unrealized appreciation (depreciation) of:
Investments		25,398,540
Forward currency exchange contracts		1,905,359
Futures		(81,882)
Options written		11,781
Swaps		624,286
Foreign currency denominated assets and liabilities		33,769

Net gain on investment and foreign currency transactions		11,555,727

Contributions from Affiliates (see Note B)		278

Net Increase in Net Assets from Operations		$35,056,890

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

Year Ended September 30, 2023	Year Ended September 30, 2022
Increase (Decrease) in Net Assets from Operations
Net investment income	$23,500,885	$13,540,836
Net realized gain (loss) on investment and foreign currency transactions	(16,336,126)	3,733,566
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	27,891,853	(60,226,131)
Contributions from Affiliates (see Note B)	278	– 0	–

Net increase (decrease) in net assets from operations	35,056,890	(42,951,729)
Distributions to Shareholders
Class A	(2,082,249)	(1,232,008)
Class C	(631,218)	(285,616)
Advisor Class	(28,535,987)	(13,279,989)
Class R	(700)	(415)
Class K	(701)	(416)
Class I	(664)	(396)
Capital Stock Transactions
Net increase (decrease)	197,503,249	(289,283)

Total increase (decrease)	201,308,620	(58,039,852)
Net Assets
Beginning of period	317,916,385	375,956,237

End of period	$519,225,005	$317,916,385

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

September 30, 2023

NOTE A

Significant Accounting Policies

AB Bond Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company, which is a Maryland corporation, operates as a series company comprised of 9 portfolios currently in operation. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Short Duration High Yield Portfolio (the “Fund”) (formerly known as AB Limited Duration High Income Portfolio), a diversified portfolio. The Fund has authorized the issuance of Class A, Class C, Advisor Class, Class R, Class K, Class I, Class T, Class 1 and Class 2 shares. Class B, Class T, Class 1 and Class 2 shares have not been issued. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class, Class R, Class K, Class I, Class 1 and Class 2 shares are sold without an initial or contingent deferred sales charge. Advisor Class, Class I and Class 2 shares are not subject to ongoing distribution expenses. All ten classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Company’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other

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NOTES TO FINANCIAL STATEMENTS (continued)

things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

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NOTES TO FINANCIAL STATEMENTS (continued)

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized

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NOTES TO FINANCIAL STATEMENTS (continued)

modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on an exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss

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NOTES TO FINANCIAL STATEMENTS (continued)

expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2023:

Investments in Securities:	Level 1			Level 2	Level 3		Total
Assets:
Corporates - Non-Investment Grade	$	– 0	–	$384,888,598	$665,465		$385,554,063
Corporates - Investment Grade		– 0	–	49,280,066	– 0	–	49,280,066
Bank Loans		– 0	–	20,900,670	538,686		21,439,356
Emerging Markets - Corporate Bonds		– 0	–	18,891,556	42		18,891,598
Collateralized Loan Obligations		– 0	–	7,127,193	– 0	–	7,127,193
Emerging Markets - Sovereigns		– 0	–	5,991,429	– 0	–	5,991,429
Collateralized Mortgage Obligations		– 0	–	2,380,182	– 0	–	2,380,182
Quasi-Sovereigns		– 0	–	2,266,775	– 0	–	2,266,775
Commercial Mortgage-Backed Securities		– 0	–	1,536,613	– 0	–	1,536,613

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NOTES TO FINANCIAL STATEMENTS (continued)

Investments in Securities:	Level 1			Level 2		Level 3		Total
Asset-Backed Securities	$	– 0	–	$162,807		$248,797		$411,604
Common Stocks		279,244		– 0	–	103,125		382,369
Governments - Sovereign Bonds		– 0	–	374,965		– 0	–	374,965
Purchased Options - Puts		– 0	–	268,750		– 0	–	268,750
Short-Term Investments		13,940,990		– 0	–	– 0	–	13,940,990

Total Investments in Securities		14,220,234		494,069,604		1,556,115		509,845,953
Other Financial Instruments(a):
Assets:
Futures		576,096		– 0	–	– 0	–	576,096 (b)
Forward Currency Exchange Contracts		– 0	–	1,364,503		– 0	–	1,364,503
Credit Default Swaps		– 0	–	2,102		– 0	–	2,102
Liabilities:
Forward Currency Exchange Contracts		– 0	–	(62,204)		– 0	–	(62,204)
Put Options Written		– 0	–	(92,235)		– 0	–	(92,235)
Credit Default Swaps		– 0	–	(141,013)		– 0	–	(141,013)

Total		$14,796,330		$495,140,757		$1,556,115		$511,493,202

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(b)

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

3. Foreign Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign

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NOTES TO FINANCIAL STATEMENTS (continued)

investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from REIT investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each fund

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or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .55% of the first $2.5 billion, .50% of the next $2.5 billion and .45% in excess of $5 billion, of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annual basis (the “Expense Caps”) to .95%, 1.70%, .70%, 1.20%, .95% and .70% of the daily average net assets for the Class A, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. The Expense Caps may not be terminated before January 31, 2024. For the year ended September 30, 2023, such reimbursements/waivers amounted to $308,606.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the year ended September 30, 2023, the reimbursement for such services amounted to $92,915.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $69,771 for the year ended September 30, 2023.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares.

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The Distributor has advised the Fund that it has retained front-end sales charges of $4,091 from the sale of Class A shares and received $37,023 and $130 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the year ended September 30, 2023.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until January 31, 2024. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the year ended September 30, 2023, such waiver amounted to $14,858.

A summary of the Fund’s transactions in AB mutual funds for the year ended September 30, 2023 is as follows:

Fund	Market Value 9/30/22 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/23 (000)	Dividend Income (000)
Government Money Market Portfolio	$9,965	$326,780	$322,804	$13,941	$659

During the year ended September 30, 2023, the Adviser reimbursed the Fund $278 for trading losses incurred due to a trade entry error.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are

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no distribution and servicing fees on the Advisor Class and Class I shares. Payments under the Plan in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. As of September 1, 2021, with respect to Class R and Class K shares, payments to the Distributor are voluntarily being limited to 0% and 0% of the average daily net assets attributable to Class R and Class K shares. For the year ended September 30, 2023, such waivers amounted to $45 and $22, respectively. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $324,629, $– 0 – and $– 0 – for Class C, Class R and Class K shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended September 30, 2023 were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$362,264,349	$142,081,225
U.S. government securities	82,300,175	120,576,978

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost	$536,062,264

Gross unrealized appreciation	$3,508,530
Gross unrealized depreciation	(29,513,282)

Net unrealized depreciation	$(26,004,752)

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

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The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into futures, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the year ended September 30, 2023, the Fund held futures for hedging purposes.

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on

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its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the year ended September 30, 2023, the Fund held forward currency exchange contracts for hedging purposes.

•	Option Transactions

For hedging and investment purposes, the Fund may purchase and write (sell) put and call options on U.S. and foreign securities, including government securities, and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. Among other things, the Fund may use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions” and may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, for hedging and investment purposes.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. If a put or call purchased option by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. Put and call purchased options are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option. The Fund’s maximum payment for written put options equates to the number of shares multiplied by the strike price. In

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certain circumstances maximum payout amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from written options. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of the written option by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

During the year ended September 30, 2023, the Fund held purchased options for hedging purposes.

During the year ended September 30, 2023, the Fund held written options for hedging purposes.

•	Swaps

The Fund may enter into swaps to hedge its exposure to interest rates, credit risk, equity markets or currencies. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures, making direct investments in foreign currencies, as described below under “Currency Transactions” or in order to take a “long” or “short” position with respect to an underlying referenced asset described below under “Total Return Swaps”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be

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received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the clearinghouse on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial

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and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same referenced obligations with the same counterparty.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling

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protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the year ended September 30, 2023, the Fund held credit default swaps for non-hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on futures	$576,096	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	1,364,503		Unrealized depreciation on forward currency exchange contracts	$62,204

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	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Equity contracts	Investments in securities, at value	$268,750

Equity contracts			Options written, at value	$92,235

Credit contracts	Market value on credit default swaps	2,102	Market value on credit default swaps	141,013

Total		$2,211,451		$295,452

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives		Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$2,175,015		$(81,882)

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	(201,880)		1,905,359

Equity contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation (depreciation) of investments	– 0	–	89,310

Equity contracts	Net realized gain (loss) on options written; Net change in unrealized appreciation (depreciation) of options written	– 0	–	11,781

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	(451,059)		624,286

Total		$1,522,076		$2,548,854

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The following table represents the average monthly volume of the Fund’s derivative transactions during the year ended September 30, 2023:

Futures:
Average notional amount of buy contracts	$1,223,655	(a)
Average notional amount of sale contracts	$29,554,773
Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$4,316,264	(b)
Average principal amount of sale contracts	$43,009,635
Purchased Options:
Average notional amount	$18,146,000	(c)
Options Written:
Average notional amount	$17,114,000	(c)
Credit Default Swaps:
Average notional amount of buy contracts	$2,574,933	(d)
Average notional amount of sale contracts	$2,591,294
Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$6,690,000	(e)
Average notional amount of sale contracts	$9,956,000	(f)

(a)	Positions were open for less than one month during the year.

(b)	Positions were open for eleven months during the year.

(c)	Positions were open for two months during the year.

(d)	Positions were open for five months during the year.

(e)	Positions were open for three months during the year.

(f)	Positions were open for four months during the year.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of September 30, 2023. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Citibank, NA	$60,745	$	– 0	–	$	– 0	–	$	– 0	–	$60,745
Goldman Sachs International	2,102		(2,102)			– 0	–		– 0	–	– 0	–
Morgan Stanley Capital Services, Inc.	1,303,758		– 0	–		– 0	–		– 0	–	1,303,758

Total	$1,366,605		$(2,102)		$	– 0	–	$	– 0	–	$1,364,503	^

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Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset			Cash Collateral Pledged*		Security Collateral Pledged*			Net Amount of Derivative Liabilities
Deutsche Bank AG	$96,142	$	– 0	–	$(96,142)		$	– 0	–	$	– 0	–
Goldman Sachs International	44,871		(2,102)		(42,769)			– 0	–		– 0	–
State Street Bank & Trust Co.	62,204		– 0	–	– 0	–		– 0	–		62,204

Total	$203,217		$(2,102)		$(138,911)		$	– 0	–		$62,204	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

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NOTE E

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2023	Year Ended September 30, 2022

Class A
Shares sold	1,745,790	1,505,730	$15,622,103	$14,461,974

Shares issued in reinvestment of dividends	112,400	68,950	1,002,920	660,087

Shares converted from Class C	87,198	136,847	779,196	1,333,170

Shares redeemed	(2,280,772)	(1,602,317)	(20,348,516)	(15,264,485)

Net increase (decrease)	(335,384)	109,210	$(2,944,297)	$1,190,746

Class C
Shares sold	530,938	311,783	$4,749,628	$3,002,479

Shares issued in reinvestment of dividends	42,764	17,002	381,531	162,712

Shares converted to Class A	(87,272)	(136,928)	(779,196)	(1,333,170)

Shares redeemed	(239,223)	(322,216)	(2,138,135)	(3,091,319)

Net increase (decrease)	247,207	(130,359)	$2,213,828	$(1,259,298)

Advisor Class
Shares sold	40,879,465	15,420,420	$365,010,677	$148,828,268

Shares issued in reinvestment of dividends	2,184,955	951,360	19,486,930	9,090,428

Shares redeemed	(20,890,255)	(16,289,709)	(186,263,889)	(158,139,427)

Net increase (decrease)	22,174,165	82,071	$198,233,718	$(220,731)

There were no transactions in capital shares for Class R, Class K and Class I for the year ended September 30, 2023.

NOTE F

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the stock, bond, currency and commodity markets fluctuate. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises

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(including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market.

Interest-Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the recent end of a period of historically low rates and the effects of potential central bank monetary policy, and government fiscal policy, initiatives and resulting market reactions to those initiatives.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer, guarantor or counterparty may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Below Investment-Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments and negative perceptions of the junk bond market generally and may be more difficult to trade than other types of securities.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for

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NOTES TO FINANCIAL STATEMENTS (continued)

the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Emerging-Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid and are subject to increased economic, political, regulatory and other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Loan Participations and Assignments Risk—When the Fund purchases loan participations and assignments, it is subject to the credit risk associated with the underlying corporate borrower. In addition, the lack of a liquid secondary market for loan participations and assignments may have an adverse impact on the value of such investments and the Fund’s ability to dispose of particular assignments or participations when necessary to meet the Fund’s liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the borrower.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Fund shares. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.

LIBOR Replacement Risk—The Fund may be exposed to debt securities, derivatives or other financial instruments that recently transitioned from the London Interbank Offered Rate, or “LIBOR,” as a “benchmark” or “reference rate” for various interest rate calculations. LIBOR’s administrator, ICE Benchmark Administration, ceased publishing most LIBOR settings (including some U.S. LIBOR settings) by the end of 2021 and the

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NOTES TO FINANCIAL STATEMENTS (continued)

remaining (and most widely used) U.S. Dollar LIBOR settings after June 30, 2023. The United Kingdom Financial Conduct Authority, which regulates LIBOR, will permit the use of synthetic U.S. Dollar LIBOR rates for non-U.S. contracts through September 30, 2024, but any such rates would be considered non-representative of the underlying market. Since 2018 the Federal Reserve Bank of New York has published the Secured Overnight Financing Rate (referred to as SOFR), which is intended to replace U.S. Dollar LIBOR. SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market. There is no assurance that the composition or characteristics of SOFR or any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that the market for SOFR-linked financial instruments will have the same volume or liquidity as did the market for LIBOR-linked financial instruments prior to LIBOR’s discontinuance or unavailability. Neither the long-term effects of the LIBOR transition process nor its ultimate success can yet be known.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended September 30, 2023.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE H

Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended September 30, 2023 and September 30, 2022 were as follows:

	2023	2022
Distributions paid from:
Ordinary income	$31,251,519	$14,798,840

Total taxable distributions paid	$31,251,519	$14,798,840

As of September 30, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$289,814
Accumulated capital losses	(30,544,355	)(a)
Other losses	(3,549,798	)(b)
Unrealized appreciation (depreciation)	(26,032,504	)(c)

Total accumulated earnings (deficit)	$(59,836,843	)(d)

(a)	As of September 30, 2023, the Fund had a net capital loss carryforward of $30,544,355.

(b)	As of September 30, 2023, the Fund had a qualified late-year ordinary loss deferral of $3,549,798.

(c)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains/losses on certain derivative instruments, the tax treatment of callable bonds, the tax treatment of swaps, and the tax deferral of losses on wash sales.

(d)

The differences between book-basis and tax-basis components of accumulated earnings (deficit) are attributable primarily to the accrual of foreign capital gains tax, the tax treatment of defaulted securities, and dividends payable.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of September 30, 2023, the Fund had a net short-term capital loss carryforward of $10,556,532, and a net long-term capital loss carryforward of $19,987,823 which may be carried forward for an indefinite period.

During the current fiscal year, permanent differences primarily due to contributions from the Adviser resulted in a net decrease in accumulated loss and a net decrease in additional paid-in capital. These reclassifications had no effect on net assets.

NOTE I

Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the

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NOTES TO FINANCIAL STATEMENTS (continued)

LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

NOTE J

Subsequent Events

At meetings held on October 31 – November 2, 2023, the Board of Directors of AB Bond Fund, Inc. (the “Board”) approved the reorganization of the Fund into a newly-created exchange-traded fund (“ETF”) (the “Conversion”), which will be managed by AllianceBernstein L.P. (the “Adviser”). Pursuant to an Agreement and Plan of Acquisition and Termination (the “Plan”), the Fund will be converted into an ETF (the “Acquiring Portfolio”), a newly-created series of AB Active ETFs, Inc., with an identical investment objective, and identical fundamental investment policies and investment strategies as the Fund. The closing date of the Conversion is expected to occur on or about June 7, 2024.

In connection with the Conversion, the assets and liabilities of the Fund will be transferred to the Acquiring Portfolio, and stockholders of the Fund will receive shares of the Acquiring Portfolio, equal in aggregate net asset value (“NAV”) to the NAV of their shares of the Fund (less cash corresponding to any fractional share amount). In connection with the Conversion, Class A and Class C shares of the Portfolio will be automatically converted into Advisor Class shares. This share class consolidation will occur in March 2024 or another date selected by the Adviser prior to the closing date, without the imposition of any sales load, fee or other charge. For additional information, please see the prospectus supplement dated November 3, 2023. In addition, stockholders of the Fund will receive a combined information statement/prospectus describing the Conversion and the Acquiring Portfolio, and summarizing the Board’s considerations in approving the Conversion.

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no other material events that would require disclosure in the Fund’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class A
	Year Ended September 30,
	2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 8.75	$ 10.36	$ 9.95	$ 10.36	$ 10.24

Income From Investment Operations

Net investment income(a)(b)	.48	.36	.36	.37	.39

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.34	(1.57)	.45	(.33)	.16

Net increase (decrease) in net asset value from operations	.82	(1.21)	.81	.04	.55

Less: Dividends

Dividends from net investment income	(.68)	(.40)	(.40)	(.45)	(.43)

Net asset value, end of period	$ 8.89	$ 8.75	$ 10.36	$ 9.95	$ 10.36

Total Return

Total investment return based on net asset value(c)	9.63%	(11.98)%	8.23%	.54%	5.54%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$24,670	$27,201	$31,087	$24,393	$19,487

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)‡	.95%	.95%	.95%	.95%	.95%

Expenses, before waivers/reimbursements(d)‡	.98%	1.00%	1.02%	1.04%	1.05%

Net investment income(b)	5.36%	3.71%	3.52%	3.71%	3.85%

Portfolio turnover rate	67%	62%	57%	60%	37%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00%	.00%	.00%	.00%	.01%

See footnote summary on page 90.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class C
	Year Ended September 30,
	2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 8.74	$ 10.35	$ 9.94	$ 10.35	$ 10.23

Income From Investment Operations

Net investment income(a)(b)	.42	.29	.29	.29	.32

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.33	(1.58)	.44	(.32)	.16

Net increase (decrease) in net asset value from operations	.75	(1.29)	.73	(.03)	.48

Less: Dividends

Dividends from net investment income	(.61)	(.32)	(.32)	(.38)	(.36)

Net asset value, end of period	$ 8.88	$ 8.74	$ 10.35	$ 9.94	$ 10.35

Total Return

Total investment return based on net asset value(c)	8.81%	(12.66)%	7.43%	(.21)%	4.76%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$9,653	$7,335	$10,038	$11,105	$17,617

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)‡	1.70%	1.70%	1.70%	1.70%	1.70%

Expenses, before waivers/reimbursements(d)‡	1.77%	1.75%	1.77%	1.79%	1.80%

Net investment income(b)	4.66%	2.95%	2.78%	2.96%	3.11%

Portfolio turnover rate	67%	62%	57%	60%	37%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00%	.00%	.00%	.00%	.01%

See footnote summary on page 90.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Advisor Class
	Year Ended September 30,
	2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 8.73	$ 10.34	$ 9.93	$ 10.35	$ 10.22

Income From Investment Operations

Net investment income(a)(b)	.51	.38	.39	.39	.42

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.34	(1.57)	.45	(.33)	.17

Net increase (decrease) in net asset value from operations	.85	(1.19)	.84	.06	.59

Less: Dividends

Dividends from net investment income	(.70)	(.42)	(.43)	(.48)	(.46)

Net asset value, end of period	$ 8.88	$ 8.73	$ 10.34	$ 9.93	$ 10.35

Total Return

Total investment return based on net asset value(c)	10.04%	(11.78)%	8.52%	.70%	5.91%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$484,876	$283,354	$334,801	$256,070	$238,350

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)‡	.70%	.70%	.70%	.70%	.70%

Expenses, before waivers/reimbursements(d)‡	.78%	.75%	.77%	.79%	.80%

Net investment income(b)	5.71%	3.97%	3.77%	3.97%	4.10%

Portfolio turnover rate	67%	62%	57%	60%	37%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00%	.00%	.00%	.00%	.01%

See footnote summary on page 90.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class R
	Year Ended September 30,
	2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 8.74	$ 10.36	$ 9.94	$ 10.36	$ 10.23

Income From Investment Operations

Net investment income(a)(b)	.50	.39	.35	.35	.37

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.35	(1.60)	.44	(.34)	.17

Net increase (decrease) in net asset value from operations	.85	(1.21)	.79	.01	.54

Less: Dividends

Dividends from net investment income	(.70)	(.41)	(.37)	(.43)	(.41)

Net asset value, end of period	$ 8.89	$ 8.74	$ 10.36	$ 9.94	$ 10.36

Total Return

Total investment return based on net asset value(c)	9.94%	(11.92)%	8.05%	.21%	5.39%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$9	$9	$10	$10	$10

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)‡	.77%	.77%	1.20%	1.20%	1.20%

Expenses, before waivers/reimbursements(d)‡	1.27%	1.28%	1.24%	1.30%	1.31%

Net investment income(b)	5.59%	3.98%	3.37%	3.49%	3.63%

Portfolio turnover rate	67%	62%	57%	60%	37%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00%	.00%	.00%	.00%	.01%

See footnote summary on page 90.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class K
	Year Ended September 30,
	2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 8.74	$ 10.36	$ 9.95	$ 10.36	$ 10.23

Income From Investment Operations

Net investment income(a)(b)	.50	.39	.37	.37	.40

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.35	(1.59)	.44	(.32)	.16

Net increase (decrease) in net asset value from operations	.85	(1.20)	.81	.05	.56

Less: Dividends

Dividends from net investment income	(.70)	(.42)	(.40)	(.46)	(.43)

Net asset value, end of period	$ 8.89	$ 8.74	$ 10.36	$ 9.95	$ 10.36

Total Return

Total investment return based on net asset value(c)	9.95%	(11.91)%	8.22%	.56%	5.65%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$9	$9	$10	$10	$10

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)‡	.76%	.76%	.95%	.95%	.95%

Expenses, before waivers/reimbursements(d)‡	1.00%	1.01%	1.00%	1.04%	1.04%

Net investment income(b)	5.59%	4.00%	3.62%	3.74%	3.87%

Portfolio turnover rate	67%	62%	57%	60%	37%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00%	.00%	.00%	.00%	.01%

See footnote summary on page 90.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class I
	Year Ended September 30,
	2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 8.75	$ 10.36	$ 9.95	$ 10.36	$ 10.24

Income From Investment Operations

Net investment income(a)(b)	.50	.39	.40	.39	.42

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.34	(1.58)	.43	(.32)	.16

Net increase (decrease) in net asset value from operations	.84	(1.19)	.83	.07	.58

Less: Dividends

Dividends from net investment income	(.70)	(.42)	(.42)	(.48)	(.46)

Net asset value, end of period	$ 8.89	$ 8.75	$ 10.36	$ 9.95	$ 10.36

Total Return

Total investment return based on net asset value(c)	9.90%	(11.76)%	8.47%	.80%	5.80%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$8	$8	$10	$9	$10

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)‡	.70%	.70%	.70%	.70%	.70%

Expenses, before waivers/reimbursements(d)‡	.72%	.72%	.72%	.75%	.76%

Net investment income(b)	5.66%	4.05%	3.85%	3.96%	4.10%

Portfolio turnover rate	67%	62%	57%	60%	37%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00%	.00%	.00%	.00%	.01%

See footnote summary on page 90.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the year ended September 30, 2019, such waiver amounted to .01%.

See notes to financial statements.

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REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Directors of

AB Short Duration High Yield Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of AB Short Duration High Yield Portfolio (formerly known as AB Limited Duration High Income Portfolio) (the “Fund”) (one of the series constituting AB Bond Fund, Inc. (the “Company”)), including the portfolio of investments, as of September 30, 2023, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting AB Bond Fund, Inc.) at September 30, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures

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REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2023 by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

November 22, 2023

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2023 FEDERAL TAX INFORMATION

(unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during the taxable year ended September 30, 2023. For foreign shareholders, 58.42% of ordinary dividends paid may be considered to be qualifying to be taxed as interest-related dividends.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2024.

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BOARD OF DIRECTORS

Garry L. Moody(1), Chairman Jorge A. Bermudez(1) Michael J. Downey(1) Onur Erzan, President and Chief Executive Officer	Nancy P. Jacklin(1) Jeanette W. Loeb(1) Carol C. McMullen(1) Marshall C. Turner, Jr.(1)

OFFICERS

Gershon M. Distenfeld(2), Vice President William Smith(2), Vice President Robert Schwartz(2), Vice President Nancy E. Hay, Secretary	Michael B. Reyes, Senior Vice President Stephen M. Woetzel, Treasurer and Chief Financial Officer Phyllis J. Clarke, Controller Jennifer Friedland, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and
Trust Company

One Congress Street, Suite 1
Boston, MA 02114

Principal Underwriter

AllianceBernstein Investments, Inc.

501 Commerce Street

Nashville, TN 37203

Transfer Agent

AllianceBernstein Investor Services, Inc.

P.O. Box 786003

San Antonio, TX 78278

Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm Ernst & Young LLP One Manhattan West New York, NY 10001 Legal Counsel Seward & Kissel LLP One Battery Park Plaza New York, NY 10004

1	Member of the Audit Committee, the Governance and Nominating Committee, and the Independent Directors Committee.

2

The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by its Short Duration High Yield Investment Team.
Messrs. Distenfeld and Smith and Schwartz are the investment professionals with the most significant responsibility for the day-to-day management of the Fund’s portfolio.

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MANAGEMENT OF THE FUND

Board of Directors Information

The business and affairs of the Fund are managed under the direction of the Board of Directors. Certain information concerning the Fund’s Directors is set forth below.

NAME, ADDRESS*, AGE, (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN AB FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
INTERESTED DIRECTOR

Onur Erzan,# 1345 Avenue of the Americas New York, NY 10105 47 (2021)	Senior Vice President of AllianceBernstein L.P. (the “Adviser”), Head of Global Client Group and Head of Private Wealth. He oversees AB’s entire private wealth management business and third-party institutional and retail franchise, where he is responsible for all client services, sales and marketing, as well as product strategy, management and development worldwide. Director, President and Chief Executive Officer of the AB Mutual Funds as of April 1, 2021. He is also a member of the Equitable Holdings Management Committee. Prior to joining the firm in January 2021, he spent over 19 years with McKinsey (management consulting firm), most recently as a senior partner and co-leader of its Wealth & Asset Management practice. In addition, he co-led McKinsey’s Banking & Securities Solutions (a portfolio of data, analytics and digital assets and capabilities) globally.	77	None

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MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS*, AGE, (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN AB FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
DISINTERESTED DIRECTORS

Garry L. Moody,## Chairman of the Board 71 (2011)	Private Investor since prior to 2018. Formerly, Partner, Deloitte & Touche LLP (1995-2008) where he held a number of senior positions, including Vice Chairman, and U.S. and Global Investment Management Practice Managing Partner; President, Fidelity Accounting and Custody Services Company (1993-1995), where he was responsible for accounting, pricing, custody and reporting for the Fidelity mutual funds; and Partner, Ernst & Young LLP (1975-1993), where he served as the National Director of Mutual Fund Tax Services and Managing Partner of its Chicago Office Tax department. He served as a member of the Investment Company Institute’s Board of Governors and the Independent Directors Council’s Governing Council from October 2019 through September 2023, where he also served as Chairman of the Governance Committee from October 2021 through September 2023. He is Chairman of the AB Funds and Chairman of the Independent Directors Committees since January 2023; he has served as a director or trustee since 2008, and served as Chairman of the Audit Committee of such funds from 2008 to February 2023.	77	None

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MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS*, AGE, (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN AB FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
DISINTERESTED DIRECTORS (continued)

Jorge A. Bermudez,## 72 (2020)	Private Investor since prior to 2018. Formerly, Chief Risk Officer of Citigroup, Inc., a global financial services company, from November 2007 to March 2008; Chief Executive Officer of Citigroup’s Commercial Business Group in North America and Citibank Texas from 2005 to 2007; and a variety of other executive and leadership roles at various businesses within Citigroup prior to then; Chairman (2018) of the Texas A&M Foundation Board of Trustees (Trustee since 2013) and Chairman of the Smart Grid Center Board at Texas A&M University since 2012; director of, among others, Citibank N.A. from 2005 to 2008, the Federal Reserve Bank of Dallas, Houston Branch from 2009 to 2011, the Federal Reserve Bank of Dallas from 2011 to 2017, and the Electric Reliability Council of Texas from 2010 to 2016; and Chair of the Audit Committee of the Board of Directors of Moody’s Corporation since December 2022. He has served as director or trustee of the AB Funds since January 2020.	77	Moody’s Corporation since April 2011

Michael J. Downey,## 79 (2011)	Private Investor since prior to 2018. Formerly, Chairman of The Asia Pacific Fund, Inc. (registered investment company) since prior to 2018 until January 2019. From 1987 until 1993, Chairman and CEO of Prudential Mutual Fund Management, director of the Prudential mutual funds, and member of the Executive Committee of Prudential Securities, Inc. He has served as a director or trustee of the AB Funds since 2005.	77	None

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MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS*, AGE, (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN AB FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
DISINTERESTED DIRECTORS (continued)

Nancy P. Jacklin,## 75 (2011)	Private Investor since prior to 2018. Professorial Lecturer at the Johns Hopkins School of Advanced International Studies (2008-2015). U.S. Executive Director of the International Monetary Fund (which is responsible for ensuring the stability of the international monetary system), (December 2002-May 2006); Partner, Clifford Chance (1992-2002); Sector Counsel, International Banking and Finance, and Associate General Counsel, Citicorp (1985-1992); Assistant General Counsel (International), Federal Reserve Board of Governors (1982-1985); and Attorney Advisor, U.S. Department of the Treasury (1973-1982). Member of the Bar of the District of Columbia and of New York; and member of the Council on Foreign Relations. She has served as a director or trustee of the AB Funds since 2006 and served as Chair of the Governance and Nominating Committees of the AB Funds from 2014 to August 2023.	77	None

Jeanette W. Loeb,## 71 (2020)	Private Investor since prior to 2018. Director of New York City Center since 2005. Formerly, Chief Executive Officer of PetCareRx (e-commerce pet pharmacy) from 2002 to 2011 and 2015 to April 2023. She was a director of Apollo Investment Corp. (business development company) from August 2011 to July 2023 and a director of AB Multi-Manager Alternative Fund (fund of hedge funds) from 2012 to 2018. Formerly, affiliated with Goldman Sachs Group, Inc. (financial services) from 1977 to 1994, including as a partner thereof from 1986 to 1994. She has served as director or trustee of the AB Funds since April 2020 and serves as Chair of the Governance and Nominating Committees of the AB Funds since August 2023.	77	None

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MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS*, AGE, (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN AB FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
DISINTERESTED DIRECTORS (continued)

Carol C. McMullen,## 68 (2016)	Private Investor and a member of the Advisory Board of Butcher Box (since 2018) and serves as Advisory Board Chair as of June 2023. Formerly, Managing Director of Slalom Consulting (consulting) from 2014 until July 2023; member, Mass General Brigham (formerly, Partners Healthcare) Investment Committee (2010-2019); Director of Norfolk & Dedham Group (mutual property and casualty insurance) from 2011 until November 2016; Director of Partners Community Physicians Organization (healthcare) from 2014 until December 2016; and Managing Director of The Crossland Group (consulting) from 2012 until 2013. She has held a number of senior positions in the asset and wealth management industries, including at Eastern Bank (where her roles included President of Eastern Wealth Management), Thomson Financial (Global Head of Sales for Investment Management), and Putnam Investments (where her roles included Chief Investment Officer, Core and Growth and Head of Global Investment Research). She has served on a number of private company and non-profit boards, and as a director or trustee of the AB Funds since June 2016 and serves as Chair of the Audit Committees of such funds since February 2023.	77	None

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MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS*, AGE, (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN AB FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
DISINTERESTED DIRECTORS (continued)

Marshall C. Turner, Jr.,## 82 (2011)	Private Investor since prior to 2018. He was a Director of Xilinx, Inc. (programmable logic semi-conductors and adaptable, intelligent computing) from 2007 through August 2020, and is a former director of 33 other companies and organizations. Former Chairman and CEO of Dupont Photomasks, Inc. (semi-conductor manufacturing equipment) from 2003 through 2006. He has extensive operating leadership and venture capital investing experience, including five interim or full-time CEO roles, and prior service as general partner of institutional venture capital partnerships. He also has extensive non-profit board leadership experience, and currently serves on the board of the George Lucas Educational Foundation. He has served as a director of one AB Fund since 1992, and director or trustee of all the AB Funds since 2005. He has served as both Chairman of the AB Funds and Chairman of the Independent Directors Committees from 2014 through December 2022.	77	None

*

The address for each of the Fund’s disinterested Directors is c/o AllianceBernstein L.P., Attention: Legal and Compliance Department - Mutual Fund Legal, 1345 Avenue of the Americas, New York, NY 10105.

**	There is no stated term of office for the Funds’ Directors.

***

The information above includes each Director’s principal occupation during the last five years and other information relating to the experience, attributes and skills relevant to each Director’s qualification to serve as a Director, which led to the conclusion that each Director should serve as a Director of the Fund.

#	Mr. Erzan is an “interested person”, as defined in Section 2(a)(19) of the 1940 Act, of the Funds due to his position as a Senior Vice President of the Adviser.

##	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

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MANAGEMENT OF THE FUND (continued)

Officer Information

Certain information concerning the Fund’s officers is listed below.

NAME, ADDRESS,* AND AGE	POSITIONS HELD WITH FUND	PRINCIPAL OCCUPATION DURING PAST 5 YEARS
Onur Ezan, 47	President and Chief Executive Officer	See biography above.

Gershon M. Distenfeld, 47	Vice President	Senior Vice President of the Adviser**, with which he has been associated since prior to 2018. He is also co-Head of Fixed-Income.

William Smith, 36	Vice President	Senior Vice President of the Adviser**, with which he has been associated since prior to 2018. He is also a Director of US High Yield Credit.

Robert Schwartz, 51	Vice President	Senior Vice President of the Adviser**, with which he has been associated since prior to 2018.

Nancy E. Hay 51	Secretary	Senior Vice President and Counsel of the Adviser**, with which she has been associated since prior to 2018 and Assistant Secretary of ABI**.

Michael B. Reyes, 47	Senior Vice President	Vice President of the Adviser**, with which he has been associated since prior to 2018.

Stephen M. Woetzel 52	Treasurer and Chief Financial Officer	Senior Vice President of ABIS,** with which he has been associated since prior to 2018.

Phyllis J. Clarke, 62	Controller	Vice President of ABIS**, with which she has been associated since prior to 2018.

Jennifer Friedland 49	Chief Compliance Officer	Vice President of the Adviser** since 2020 and Mutual Fund Chief Compliance Officer (of all Funds since January 2023 and of the ETF Funds since 2022). Before joining the Adviser** in 2020, she was Chief Compliance Officer at WestEnd Advisors, LLC from prior to 2018 until 2019.

*	The address for each of the Fund’s Officers is 1345 Avenue of the Americas, New York, NY 10105.

**	The Adviser, ABI and ABIS are affiliates of the Fund.

The Fund’s Statement of Additional Information (“SAI”) has additional information about the Fund’s Directors and Officers and is available without charge upon request. Contact your financial representative or AB at (800) 227-4618, or visit www.abfunds.com, for a free prospectus or SAI.

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Operation and Effectiveness of the Fund’s Liquidity Risk Management Program:

In October 2016, the Securities and Exchange Commission (“SEC”) adopted the open-end fund liquidity rule (the “Liquidity Rule”). In June 2018 the SEC adopted a requirement that funds disclose information about the operation and effectiveness of their Liquidity Risk Management Program (“LRMP”) in their reports to shareholders.

One of the requirements of the Liquidity Rule is for the Fund to designate an Administrator of the Fund’s Liquidity Risk Management Program. The Administrator of the Fund’s LRMP is AllianceBernstein L.P., the Fund’s investment adviser (the “Adviser”). The Adviser has delegated the responsibility to its Liquidity Risk Management Committee (the “Committee”).

Another requirement of the Liquidity Rule is for the Fund’s Board of Directors (the “Fund Board”) to receive an annual written report from the Administrator of the LRMP, which addresses the operation of the Fund’s LRMP and assesses its adequacy and effectiveness. The Adviser provided the Fund Board with such annual report during the first quarter of 2023, which covered the period January 1, 2022 through December 31, 2022 (the “Program Reporting Period”).

The LRMP’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner.

Pursuant to the LRMP, the Fund classifies the liquidity of its portfolio investments into one of the four categories defined by the SEC: Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid. These classifications are reported to the SEC on Form N-PORT.

During the Program Reporting Period, the Committee reviewed whether the Fund’s strategy is appropriate for an open-end structure, incorporating any holdings of less liquid and illiquid assets. If the Fund participated in derivative transactions, the exposure from such transactions were considered in the LRMP.

The Committee also performed an analysis to determine whether the Fund is required to maintain a Highly Liquid Investment Minimum (“HLIM”). The Committee also incorporated the following information when determining the Fund’s reasonably anticipated trading size for purposes of liquidity monitoring: historical net redemption activity, a Fund’s concentration in an issuer, shareholder concentration, investment performance, total net assets, and distribution channels.

The Adviser informed the Fund Board that the Committee believes the Fund’s LRMP is adequately designed, has been implemented as intended, and has operated effectively since its inception. No material exceptions have been noted since the implementation of the LRMP. During the

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Program Reporting Period, liquidity in all markets was challenged due to rising rates and economic uncertainty. However, markets also remained orderly during the Program Reporting Period. There were no liquidity events that impacted the Fund or its ability to timely meet redemptions during the Program Reporting Period.

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Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Bond Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Short Duration High Yield Portfolio (formerly AB Limited Duration High Income Portfolio) (the “Fund”) at a meeting held in-person on August 1-2, 2023 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business

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judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2021 and 2022 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency and distribution services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution

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expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended May 31, 2023 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and discussed with the Adviser the reasons it was above the median. The directors also noted the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

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The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year and reflected the impact of the Adviser’s expense cap for the Fund. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was above the medians. After reviewing and

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discussing the Adviser’s explanation for this, the directors the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

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This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

CORE

Core Opportunities Fund

Select US Equity Portfolio

Sustainable US Thematic Portfolio

GROWTH

Concentrated Growth Fund

Discovery Growth Fund

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/GLOBAL EQUITY

CORE

Global Core Equity Portfolio

International Low Volatility Equity Portfolio1

Sustainable Global Thematic Fund

Sustainable International Thematic Fund

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

GROWTH

Concentrated International Growth Portfolio

VALUE

All China Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Opportunities Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

Global Bond Fund

High Income Fund

Income Fund

Intermediate Duration Portfolio

Short Duration High Yield Portfolio1

Short Duration Income Portfolio

Short Duration Portfolio

Sustainable Thematic Credit Portfolio

Total Return Bond Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

MULTI-ASSET

All Market Total Return Portfolio

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Sustainable Thematic Balanced Portfolio

CLOSED-END FUNDS

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

EXCHANGE-TRADED FUNDS

Disruptors ETF

High Yield ETF

Tax-Aware Short Duration Municipal ETF

Ultra Short Income ETF

US High Dividend ETF

US Large Cap Strategic Equities ETF

US Low Volatility Equity ETF

We also offer Government Money Market Portfolio, which serves as the money market fund exchange vehicle for the AB mutual funds. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1

Prior to July 5, 2023, International Low Volatility Equity Portfolio was named International Strategic Core Portfolio and Short Duration High Yield Portfolio was named Limited Duration High Income Portfolio.

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NOTES

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NOTES

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NOTES

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AB SHORT DURATION HIGH YIELD PORTFOLIO

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

SDHY-0151-0923

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant’s code of ethics is filed herewith as Exhibit 12(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Directors has determined that independent directors Garry L. Moody, Marshall C. Turner, Jr., Jorge A. Bermudez and Carol C. McMullen qualify as audit committee financial experts.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) - (c) The following table sets forth the aggregate fees billed by the independent registered public accounting firm Ernst & Young LLP, for the Fund’s last two fiscal years for professional services rendered for: (i) the audit of the Fund’s annual financial statements included in the Fund’s annual report to stockholders; (ii) assurance and related services that are reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (i), which include advice and education related to accounting and auditing issues and quarterly press release review (for those Funds which issue press releases), and preferred stock maintenance testing (for those Funds that issue preferred stock); and (iii) tax compliance, tax advice and tax return preparation.

		Audit Fees	Audit-Related Fees	Tax Fees
AB Short Duration High Yield Portfolio	2022	$117,058	$—	$23,787
	2023	$117,058	$—	$21,418

(d) Not applicable.

(e) (1) Beginning with audit and non-audit service contracts entered into on or after May 6, 2003, the Fund’s Audit Committee policies and procedures require the pre-approval of all audit and non-audit services provided to the Fund by the Fund’s independent registered public accounting firm. The Fund’s Audit Committee policies and procedures also require pre-approval of all audit and non-audit services provided to the Adviser and Service Affiliates to the extent that these services are directly related to the operations or financial reporting of the Fund.

(e) (2) 100% of the amounts for Audit-Related Fees and Tax Fees in the table under Item 4 (b) and (c) are for services pre-approved by the Fund’s Audit Committee. No amounts are reported for Item 4 (d).

(f) Not applicable.

(g) The following table sets forth the aggregate non-audit services provided to the Fund, the Fund’s Adviser and entities that control, are controlled by or under common control with the Adviser that provide ongoing services to the Fund:

		All Fees for Non-Audit Services Provided to the Portfolio, the Adviser and Service Affiliates	Total Amount of Foregoing Column Pre- approved by the Audit Committee (Portion Comprised of Audit Related Fees) (Portion Comprised of Tax Fees)
AB Short Duration High Yield Portfolio	2022	$1,956,245	$23,787
			$—
			$(23,787)
	2023	$1,702,448	$21,418
			$—
			$(21,418)

(h) The Audit Committee of the Fund has considered whether the provision of any non-audit services not pre-approved by the Audit Committee provided by the Fund’s independent registered public accounting firm to the Adviser and Service Affiliates is compatible with maintaining the auditor’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12(a)(1)	Code of Ethics that is subject to the disclosure of Item 2 hereof

12(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Bond Fund, Inc.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	November 29, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	November 29, 2023

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date:	November 29, 2023